UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds

31 December

2021

Nuveen Income Funds

Fund Name	Class A	Class C	Class R3	Class R6	Class I
Nuveen Credit Income Fund	FJSIX	FCSIX	FANSX	—	FJSYX
Nuveen Strategic Income Fund	FCDDX	FCBCX	FABSX	FSFRX	FCBYX

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

Semiannual Report

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

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If you receive your Nuveen Fund distributions and statements from your financial professional or brokerage account.

or

www.nuveen.com/client-access

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Table

of Contents

Chair’s Letter to Shareholders

Dear Shareholders,

We have seen a nearly full recovery in the economy and began to approach more normalcy in our daily lives, enabled by unprecedented help from governments and central banks and the development of effective COVID-19 vaccines and therapies.

As crisis-related monetary and fiscal supports are phasing out, global economic growth is expected to moderate from post-pandemic peak growth toward a more sustainable pace of expansion. In the U.S., the rapid rebound in the economy has pushed consumer prices higher, and ongoing supply chain disruptions have kept the inflation rate elevated for longer than expected. With the economy and employment on strong footing, the Federal Reserve is ending its pandemic bond buying program and will begin raising short-term interest rates in 2022 to help keep inflation in check. The Fed now faces the challenge of counteracting inflation pressures without stifling economic growth, which the markets will be watching closely. On the fiscal side, government spending will be lower from here, but the U.S. will begin funding projects with the $1.2 trillion Infrastructure Investment and Jobs Act enacted on November 15, 2021, and Europe, Japan and China are also expected to roll out fiscal support in 2022.

Inflation levels, the timing of monetary policy normalization and the global economy’s response to tighter financial conditions will be a key focus in the markets. We anticipate periodic volatility as markets digest incoming data on these impacts, as well as COVID-19 headlines, as there is still uncertainty about the course of the pandemic. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.

To learn more about how your portfolio can take advantage of new opportunities arising from the normalizing global economy, we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Terence J. Toth

Chair of the Board

February 22, 2022

Important Notices

For Shareholders of

Nuveen Credit Income Fund

Nuveen Strategic Income Fund

Portfolio Manager Commentaries in Semiannual Reports

Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentaries only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Funds’ June 30, 2021 annual shareholder report.

For current information on the Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Risk Considerations

and Dividend Information

Risk Considerations

Nuveen Credit Income Fund

Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund’s income could decline during periods of falling interest rates. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. This Fund is subject to the risks of investing in loans, including senior loans and secured and unsecured junior loans. Unsecured loans are not backed by a security interest in collateral and involve a higher degree of risk than secured loans. Loans are also subject to settlement risk due to the lack of established settlement standards or remedies for failure to settle, and may have limited restrictive covenants on borrowers, which may weaken the Fund’s ability to access collateral securing the loan and enforce its rights as a lender. The Fund may also invest in a pool of loans through collateralized loan obligations (CLOs). In addition to the risks associated with loans and high yield securities, CLOs are subject to the risk that distributions from the collateral may not be adequate to make interest or other payments owed to the Fund. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments. Preferred securities are subordinate to bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk. Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company’s common stock. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as call, derivatives, illiquid investments, interest rate, market, and valuation risks, are described in detail in the Fund’s prospectus.

Nuveen Strategic Income Fund

Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, derivatives risk, dollar roll transaction risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. The Fund gains additional exposure to currency rates, and therefore to the risk of currency fluctuation, through investment in foreign currency contracts. The risks of foreign investments are magnified in emerging markets. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments.

Dividend Information

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance

and Expense Ratios

The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.

Fund Performance

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.

Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at NAV only.

Expense Ratios

The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.

Fund Performance and Expense Ratios (continued)

Nuveen Credit Income Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratios

		Total Returns as of December 31, 2021*
	Inception Date	Cumulative	Average Annual			Expense Ratios**
		6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	8/30/01	0.84%	4.64%	4.73%	5.57%	1.13%	1.01%
Class A Shares at maximum Offering Price	8/30/01	(3.94)%	(0.27)%	3.71%	5.05%	—	—
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index [1]	—	1.59%	5.26%	6.28%	6.82%	—	—
Lipper Global High Yield Funds Classification Average	—	0.27%	3.84%	4.93%	5.62%	—	—

Class C Shares	8/30/01	0.48%	3.88%	3.94%	4.95%	1.88%	1.76%
Class I Shares	8/30/01	0.83%	4.74%	4.94%	5.83%	0.88%	0.76%

*

Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1%, if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

**

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.

1	For purposes of Fund performance, relative results are measured against this benchmark/index.

Nuveen Strategic Income Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratios

		Total Returns as of December 31, 2021*
	Inception Date	Cumulative	Average Annual			Expense Ratios**
		6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	2/01/00	0.14%	1.25%	4.66%	4.79%	0.95%	0.84%
Class A Shares at maximum Offering Price	2/01/00	(4.13)%	(3.05)%	3.75%	4.33%	—	—
Bloomberg U.S. Aggregate Bond Index[1]	—	0.06%	(1.54)%	3.57%	2.90%	—	—
Lipper Multi-Sector Income Funds Classification Average	—	0.26%	1.92%	4.26%	4.41%	—	—

Class C Shares	2/01/00	(0.24)%	0.50%	3.87%	4.18%	1.70%	1.59%
Class I Shares	2/01/00	0.28%	1.43%	4.92%	5.05%	0.70%	0.59%

		Total Returns as of December 31, 2021*
	Inception Date	Cumulative	Average Annual			Expense Ratios**
		6-Month	1-Year	5-Year	Since Inception	Gross	Net
Class R6 Shares	1/20/15	0.33%	1.53%	5.01%	4.23%	0.62%	0.51%

*

Class A Shares have a maximum 4.25% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1%, if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

**

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short and extraordinary expenses) do not exceed 0.59% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.

1	For purposes of Fund performance, relative results are measured against this benchmark/index.

Yields    as of December 31, 2021

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.

The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. If the fund did not receive a fee waiver/expense reimbursement during the period under its most recent agreement, subsidized and unsubsidized yields will be equal. Refer to the Notes to Financial Statements, Note 7 – Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is eaming and it may not include the effect of amortization of bond premium or discounts.

Nuveen Credit Income Fund

	Class A1	Class C	Class I
Dividend Yield	4.21%	3.69%	4.66%
SEC 30-Day Yield-Subsidized	4.30%	3.77%	4.70%
SEC 30-Day Yield-Unsubsidized	4.15%	3.61%	4.41%

Nuveen Strategic Income Fund

	Class A1	Class C	Class R6	Class I
Dividend Yield	2.90%	2.28%	3.40%	3.30%
SEC 30-Day Yield-Subsidized	2.90%	2.29%	3.37%	3.28%
SEC 30-Day Yield-Unsubsidized	2.94%	2.20%	3.29%	3.20%

1

The SEC Yield for Class A Shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load, and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

Holding

Summaries    as of December 31, 2021

This data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Credit Income Fund

Fund Allocation

(% of net assets)

Corporate Bonds	44.9%
Asset-Backed and Mortgage- Backed Securities	21.1%
Variable Rate Senior Loan Interests	10.6%
Sovereign Debt	2.8%
Contingent Capital Securities	2.5%
$1,000 Par (or similar) Institutional Preferred	1.2%
$25 Par (or similar) Retail Preferred	0.4%
Common Stocks	0.0%
Investments Purchased with Collateral from Securities Lending	2.5%
Repurchase Agreements	14.0%

Other Assets Less Liabilities	0.0%
Net Assets	100%

Corporate Bonds: Industries

(% of total corporate bonds)

Oil, Gas & Consumable Fuels	15.6%

Chemicals	7.3%

Commercial Services & Supplies	5.9%

Insurance	5.2%

Health Care Providers & Services	5.2%

Specialty Retail	4.6%

Electric Utilities	4.3%

Media	3.8%

IT Services	3.4%

Real Estate Management & Development	3.3%

Airlines	3.2%

Diversified Telecommunication Services	3.2%

Auto Components	3.0%

Metals & Mining	2.8%

Diversified Financial Services	2.1%

Banks	2.0%

Software	1.8%

Energy Equipment & Services	1.8%

Industrial Conglomerates	1.7%

Other[1]	19.8%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed-income investments)

A	1.3%

BBB	5.6%

BB or Lower	77.5%

N/R (not rated)	15.6%
Total	100%

1	See Portfolio of Investments for the remaining industries comprising “Other” and not listed in the Portfolio Composition above.

Holding Summaries (continued)

Nuveen Strategic Income Fund

Fund Allocation

(% of net assets)

Corporate Bonds	38.2%

Asset-Backed and Mortgage- Backed Securities	31.4%

$1,000 Par (or similar) Institutional Preferred	7.8%

Sovereign Debt	7.6%

Variable Rate Senior Loan Interests	6.3%

Contingent Capital Securities	6.2%

$25 Par (or similar) Retail Preferred	0.6%

Investments Purchased with Collateral from Securities Lending	1.5%

Repurchase Agreements	1.8%

Other Assets Less Liabilities	(1.4)%

Net Assets	100%

Corporate Bonds: Industries

(% of total corporate bonds)

Oil, Gas & Consumable Fuels	16.1%

Banks	15.5%

Electric Utilities	4.7%

Equity Real Estate Investment Trust	3.7%

Chemicals	3.7%

Communications Equipment	3.2%

Capital Markets	3.2%

Diversified Telecommunication Services	3.0%

Diversified Financial Services	2.6%

Hotels, Restaurants & Leisure	2.6%

Beverages	2.6%

Media	2.5%

Specialty Retail	2.4%

Aerospace & Defense	2.3%

IT Services	2.1%

Independent Power & Renewable Electricity Producers	2.1%

Wireless Telecommunication Services	2.1%

Commercial Services & Supplies	2.0%

Insurance	1.8%

Airlines	1.7%

Food Products	1.6%

Other[1]	18.5%

Total	100%

Portfolio Credit Quality

(% of total long-term fixed-income investments)

AAA	3.8%

AA	3.7%

A	11.2%

BBB	38.6%

BB or Lower	34.9%

N/R (not rated)	7.8%

Total	100%

1	See Portfolio of Investments for the remaining industries comprising “Other” and not listed in the Portfolio Composition above.

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended December 31, 2021.

The beginning of the period for the funds is July 1, 2021.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Credit Income Fund

	Share Class
	A Shares	C Shares	I Shares
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,008.45	$1,004.77	$1,008.29
Expenses Incurred During the Period	$5.06	$8.84	$3.80
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.16	$1,016.38	$1,021.42
Expenses Incurred During the Period	$5.09	$8.89	$3.82

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.00%, 1. 75% and 0.75% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Expense Examples (continued)

Nuveen Strategic Income Fund

	Share Class
	A Shares	C Shares	R6 Shares	I Shares
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,001.41	$997.65	$1,003.27	$1,002.75
Expenses Incurred During the Period	$4.19	$7.96	$2.47	$2.93
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.02	$1,017.24	$1,022.74	$1,022.28
Expenses Incurred During the Period	$4.23	$8.03	$2.50	$2.96

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.83%, 1.58%, 0.49% and 0.58% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Credit Income Fund

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 83.5%

	CORPORATE BONDS – 44.9%

	Airlines – 1.4%

$874	Air Canada 2020-2 Class A Pass Through Trust, 144A	5.250%	4/01/29	A	$951,443

823	Air Canada 2020-2 Class B Pass Through Trust, 144A	9.000%	10/01/25	BBB–	913,179
1,697	Total Airlines				1,864,622

	Auto Components – 1.4%

515	Dornoch Debt Merger Sub Inc, 144A	6.625%	10/15/29	Caa1	508,563

500	Goodyear Tire & Rubber Co, 144A	5.250%	7/15/31	BB–	542,852

715	Nemak SAB de CV, 144A	3.625%	6/28/31	BBB–	697,125
1,730	Total Auto Components				1,748,540

	Banks – 0.9%

450	Access Bank PLC, 144A	6.125%	9/21/26	B2	447,750

750	Akbank TAS, 144A, (3)	5.125%	3/31/25	B+	694,068
1,200	Total Banks				1,141,818

	Beverages – 0.4%

500	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	495,000

	Biotechnology – 0.4%

500	Emergent BioSolutions Inc, 144A, (3)	3.875%	8/15/28	BB–	479,885

	Building Products – 0.3%

315	SRS Distribution Inc, 144A	6.000%	12/01/29	CCC	316,575

	Capital Markets – 0.6%

750	B3 SA – Brasil Bolsa Balcao, 144A	4.125%	9/20/31	Ba1	722,820

	Chemicals – 3.3%

775	Consolidated Energy Finance SA, 144A	5.625%	10/15/28	B+	757,562

500	EverArc Escrow Sarl, 144A	0.000%	10/30/29	B+	500,370

400	Olympus Water US Holding Corp, 144A	4.250%	10/01/28	B2	397,752

391	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B+	414,460

425	Sasol Financing USA LLC	4.375%	9/18/26	BB	427,656

566	Star Energy Geothermal Wayang Windu Ltd, 144A	6.750%	4/24/33	Ba3	619,904

340	Tronox Inc, 144A	4.625%	3/15/29	B	339,575

350	Unifrax Escrow Issuer Corp, 144A	5.250%	9/30/28	BB	353,763

450	WR Grace Holdings LLC, 144A	5.625%	8/15/29	B+	460,688
4,197	Total Chemicals				4,271,730

Nuveen Credit Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 2.6%

$750	Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 144A	4.625%	6/01/28	B	$749,535

375	Covert Mergeco Inc, 144A	4.875%	12/01/29	B1	380,625

500	Garda World Security Corp, 144A	4.625%	2/15/27	BB+	497,500

400	GFL Environmental Inc, 144A	4.750%	6/15/29	B–	403,500

400	LABL Inc, 144A	5.875%	11/01/28	B2	412,250

465	LABL Inc, 144A	8.250%	11/01/29	CCC+	467,581

500	Pitney Bowes Inc, 144A, (3)	7.250%	3/15/29	BB	513,750
3,390	Total Commercial Services & Supplies				3,424,741

	Communications Equipment – 0.2%

315	Vodafone Group PLC	4.125%	6/04/81	BB+	311,837

	Consumer Finance – 0.4%

535	Navient Corp	5.500%	3/15/29	Ba3	533,663

	Diversified Financial Services – 0.9%

250	Putnam RE PTE Ltd, 144A, (1-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	5.528%	6/07/24	N/R	255,175

250	Sanders Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	5.528%	4/07/22	N/R	200,000

750	Ursa Re II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.250% spread), (4)	6.278%	12/07/23	N/R	766,800
1,250	Total Diversified Financial Services				1,221,975

	Diversified Telecommunication Services – 1.4%

500	Frontier Communications Holdings LLC, 144A	6.000%	1/15/30	BB–	502,500

385	Iliad Holding SASU, 144A	6.500%	10/15/26	BB–	404,531

455	Iliad Holding SASU, 144A	7.000%	10/15/28	BB–	478,464

465	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	470,813
1,805	Total Diversified Telecommunication Services				1,856,308

	Electric Utilities – 2.0%

350	Edison International	5.375%	N/A (9)	BB+	366,660

750	Instituto Costarricense de Electricidad, 144A	6.750%	10/07/31	B1	757,500

750	Pampa Energia SA, Reg S	7.500%	1/24/27	B–	647,820

750	ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, Reg S	4.500%	7/14/28	Ba3	752,257
2,600	Total Electric Utilities				2,524,237

	Electronic Equipment, Instruments & Components – 0.5%

110	II-VI Inc, 144A	5.000%	12/15/29	BB	112,334

500	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	513,025
610	Total Electronic Equipment, Instruments & Components				625,359

	Energy Equipment & Services – 0.8%

500	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	521,360

500	Genesis Energy LP / Genesis Energy Finance Corp	8.000%	1/15/27	B	515,280

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services (continued)

$2,704	Metro Exploration Holding Corp	0.000%	N/A (9)	N/R	$270

448	Metro Exploration Holding Corp, (5)	0.000%	N/A (9)	N/R	5
4,152	Total Energy Equipment & Services				1,036,915

	Equity Real Estate Investment Trust – 0.2%

285	Iron Mountain Information Management Services Inc, 144A	5.000%	7/15/32	BB–	291,689

	Food Products – 0.6%

750	MHP Lux SA, 144A	6.950%	4/03/26	B+	745,773

	Gas Utilities – 0.4%

500	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	CCC+	492,500

	Health Care Providers & Services – 2.3%

300	AdaptHealth LLC, 144A	5.125%	3/01/30	B1	305,250

305	AHP Health Partners Inc, 144A	5.750%	7/15/29	CCC+	301,950

500	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	509,375

500	Global Medical Response Inc, 144A	6.500%	10/01/25	B	505,000

525	LifePoint Health Inc, 144A, (3)	5.375%	1/15/29	CCC+	522,375

650	Team Health Holdings Inc, 144A, (3)	6.375%	2/01/25	CCC	611,813

250	Tenet Healthcare Corp, 144A	4.375%	1/15/30	B+	253,266
3,030	Total Health Care Providers & Services				3,009,029

	Health Care Technology – 0.6%

750	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	Ba3	760,313

	Hotels, Restaurants & Leisure – 0.6%

420	Constellation Merger Sub Inc, 144A	8.500%	9/15/25	CCC–	399,000

370	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	BB–	379,250

50	Wynn Resorts Ltd, 144A	5.125%	10/01/29	B+	50,750
840	Total Hotels, Restaurants & Leisure				829,000

	Household Durables – 0.6%

500	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A, (3)	7.000%	12/31/27	CCC	471,250

325	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B–	341,559
825	Total Household Durables				812,809

	Independent Power & Renewable Electricity Producers – 0.3%
400	Investment Energy Resources Ltd, 144A	6.250%	4/26/29	BB–	429,504

	Industrial Conglomerates – 0.7%

450	Bidvest Group UK PLC, 144A	3.625%	9/23/26	Ba2	447,255

500	Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.250%	5/15/27	BB	514,215
950	Total Industrial Conglomerates				961,470

	Insurance – 2.4%

500	Acrisure LLC / Acrisure Finance Inc, 144A	4.250%	2/15/29	B	486,250

Nuveen Credit Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$260	AmWINS Group Inc, 144A	4.875%	6/30/29	B–	$262,600

750	BroadStreet Partners Inc, 144A	5.875%	4/15/29	CCC+	736,875

500	First Coast Re III Pte Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.000% spread), (4)	6.028%	4/07/25	N/R	509,600

550	Residential Reinsurance 2020 Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.510% spread), (4)	6.510%	12/06/24	N/R	563,200

500	SD Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 9.250% spread), (4)	9.278%	11/19/24	N/R	499,450
3,060	Total Insurance				3,057,975

	Interactive Media & Services – 0.4%

500	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	499,740

	IT Services – 1.5%

500	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	496,250

500	Austin BidCo Inc, 144A	7.125%	12/15/28	CCC+	516,250

450	CA Magnum Holdings, 144A	5.375%	10/31/26	BB–	465,187

485	Presidio Holdings Inc, 144A	8.250%	2/01/28	CCC+	516,525
1,935	Total IT Services				1,994,212

	Media – 1.7%

300	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	320,250

250	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa1	125,000

195	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	198,078

410	DISH DBS Corp, 144A	5.750%	12/01/28	Ba3	414,100

250	Getty Images Inc, 144A	9.750%	3/01/27	CCC+	264,812

425	Gray Escrow Inc, 144A	5.375%	11/15/31	BB–	437,219

425	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	427,125
2,255	Total Media				2,186,584

	Metals & Mining – 1.3%

300	Allegheny Technologies Inc	5.125%	10/01/31	B	302,250

750	Stillwater Mining Co, 144A	4.000%	11/16/26	BB	734,625

585	Warrior Met Coal Inc, 144A	7.875%	12/01/28	BB	599,625
1,635	Total Metals & Mining				1,636,500

	Oil, Gas & Consumable Fuels – 7.0%

500	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.375%	6/15/29	BB	527,507

439	Antero Resources Corp, 144A	8.375%	7/15/26	BB	499,832

380	CNX Midstream Partners LP, 144A	4.750%	4/15/30	BB–	378,575

490	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	499,188

400	EQM Midstream Partners LP, 144A	6.500%	7/01/27	BB	448,000

200	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	5.750%	2/01/29	BB	206,144

175	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.000%	2/01/31	BB	180,688

718	Hunt Oil Co of Peru LLC Sucursal Del Peru, 144A	6.375%	6/01/28	BBB	725,685

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$500	Laredo Petroleum Inc	9.500%	1/15/25	B	$510,000

750	Medco Laurel Tree Pte Ltd, 144A	6.950%	11/12/28	B+	743,404

425	MEG Energy Corp, 144A	5.875%	2/01/29	BB–	444,945

500	Murphy Oil Corp	5.875%	12/01/27	BB+	516,235

500	New Fortress Energy Inc, 144A	6.500%	9/30/26	BB–	496,250

350	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB–	360,955

470	Parkland Corp/Canada, 144A	4.625%	5/01/30	BB	467,063

225	Petroleos Mexicanos, 144A	6.700%	2/16/32	BBB	227,250

300	SM Energy Co	5.625%	6/01/25	B	302,250

500	Southwestern Energy Co	5.375%	3/15/30	BB	535,740

520	SunCoke Energy Inc, 144A	4.875%	6/30/29	BB	517,400

500	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	528,125
8,842	Total Oil, Gas & Consumable Fuels				9,115,236

	Personal Products – 0.7%

500	HFC Prestige Products Inc/HFC Prestige International US LLC, 144A	4.750%	1/15/29	B+	508,125

450	Natura Cosmeticos SA, 144A	4.125%	5/03/28	BB	441,563
950	Total Personal Products				949,688

	Pharmaceuticals – 0.6%

400	Bausch Health Cos Inc, 144A	4.875%	6/01/28	BB	408,000

350	Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A	6.125%	4/01/29	B–	343,000
750	Total Pharmaceuticals				751,000

	Professional Services – 0.4%

500	Dun & Bradstreet Corp, 144A	5.000%	12/15/29	BB–	511,515

	Real Estate Management & Development – 1.5%

750	Agile Group Holdings Ltd, Reg S, (3)	5.500%	5/17/26	B+	438,750

500	Hunt Cos Inc, 144A	5.250%	4/15/29	BB–	492,500

300	Kennedy-Wilson Inc	5.000%	3/01/31	BB	309,000

750	Logan Group Co Ltd, Reg S	4.500%	1/13/28	BB	667,687
2,300	Total Real Estate Management & Development				1,907,937

	Road & Rail – 0.3%

420	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	408,240

	Software – 0.8%

250	Avaya Inc, 144A	6.125%	9/15/28	BB	265,000

800	Rocket Software Inc, 144A	6.500%	2/15/29	CCC	780,480
1,050	Total Software				1,045,480

	Specialty Retail – 2.1%

445	Albion Financing 1 SARL / Aggreko Holdings Inc, 144A	6.125%	10/15/26	BB+	449,450

500	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B–	482,500

Nuveen Credit Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Specialty Retail (continued)

$250	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B–	$240,000

500	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB–	513,840

225	Michaels Cos Inc, 144A	5.250%	5/01/28	Ba3	225,099

250	Michaels Cos Inc, 144A	7.875%	5/01/29	B3	246,250

500	Staples Inc, 144A	7.500%	4/15/26	B	513,750
2,670	Total Specialty Retail				2,670,889

	Technology Hardware, Storage & Peripherals – 0.2%

300	NCR Corp, 144A	5.125%	4/15/29	N/R	310,560

	Trading Companies & Distributors – 0.2%

300	Air Lease Corp, (3)	4.650%	N/A (9)	BB+	310,875
$61,343	Total Corporate Bonds (cost $60,665,474)				58,264,543

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 21.1%

$1,250	Affirm Asset Securitization Trust 2021-A, 144A	5.650%	8/15/25	N/R	$1,263,682

250	Aimco CLO 12 Ltd, 144A, (3-Month LIBOR reference rate + 6.750% spread), (4)	6.872%	1/17/32	BB–	246,456

1,000	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (4)	4.110%	4/15/34	BB–	998,047

1,000	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B–	993,784

2	Carvana Auto Receivables Trust, 144A	1.000%	5/10/28	N/R	1,229,100

500	CIFC Funding 2020-I Ltd, 144A, (3-Month LIBOR reference rate + 6.250% spread), (4)	6.374%	7/15/36	Ba3	497,155

1,000	COMM 2014-CCRE19 Mortgage Trust, 144A	4.703%	8/10/47	BBB–	981,051

1,000	COMM 2014-UBS3 Mortgage Trust, 144A	4.767%	6/10/47	N/R	973,013

500	COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB–	444,333

485	COMM 2015-CCRE25 Mortgage Trust	3.780%	8/10/48	BB	450,793

2,000	Connecticut Avenue Securities Trust 2021-R01, 144A, (SOFR30A reference rate + 6.000% spread), (4)	6.050%	10/25/41	N/R	2,044,975

492	Farmer Mac Agricultural Real Estate Trust 1992-A, 144A	3.249%	1/25/51	N/R	435,548

1,000	Freddie Mac STACR REMIC Trust 2021-DNA6, 144A, (SOFR30A reference rate + 7.500% spread), (4)	7.550%	10/25/41	N/R	1,037,415

500	GoldenTree Loan Opportunities IX Ltd, 144A, (3-Month LIBOR reference rate + 5.660% spread), (4)	5.789%	10/29/29	BB–	482,698

1,000	GS Mortgage Securities Corp Trust 2017-SLP, 144A	4.591%	10/10/32	B	993,607

592	HIN Timeshare Trust 2020-A, 144A	6.500%	10/09/39	B	607,144

500	JP Morgan Chase Commercial Mortgage Securities Trust 2020-NNN, 144A	3.620%	1/16/37	BBB–	496,001

800	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.553%	9/15/47	BBB	777,734

500	JPMBB Commercial Mortgage Securities Trust 2015-C29	4.199%	5/15/48	A–	484,618

929	MAPS 2021-1 Trust, 144A	5.437%	6/15/46	Ba1	917,251

1,645	Mosaic Solar Loan Trust 2020-1, 144A	0.000%	4/20/46	N/R	1,447,309

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$493	Mosaic Solar Loan Trust 2020-2, 144A			5.420%	8/20/46	N/R	$502,614

1,403	Mosaic Solar Loans LLC, 144A			0.000%	9/20/40	N/R	926,376

1,000	Neuberger Berman CLO XVI-S Ltd, 144A, (3-Month LIBOR reference rate + 8.290% spread), (4)			8.414%	4/15/34	B–	961,232

500	Neuberger Berman Loan Advisers CLO 35 Ltd, 144A, (3-Month LIBOR reference rate + 7.000% spread), (4)			7.124%	1/19/33	BB–	500,442

1,000	Oportun Funding XIV LLC, 144A			5.400%	3/08/28	N/R	1,006,370

675	Oportun Issuance Trust 2021-C, 144A			5.570%	10/08/31	N/R	670,837

250	Purchasing Power Funding 2021-A LLC, 144A			4.370%	10/15/25	N/R	250,176

1,000	Regional Management Issuance Trust 2021-1, 144A			5.070%	3/17/31	BB–	1,006,153

750	Thayer Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 8.870% spread), (4)			9.002%	4/20/34	B–	736,316

917	Vivint Solar Financing V LLC, 144A			7.370%	4/30/48	N/R	958,880

1,000	VNDO Trust 2016-350P, 144A			3.903%	1/10/35	BB–	954,735

1,082	VR Funding LLC, 144A			6.420%	11/15/50	N/R	1,082,371
$27,015	Total Asset-Backed and Mortgage-Backed Securities (cost $27,050,603)						27,358,216

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 10.6% (6)

	Auto Components – 0.4%

$497	Truck Hero, Inc., Term Loan B	4.000%	1-Month LIBOR	3.250%	2/24/28	B2	$495,577

	Beverages – 0.4%

499	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B+	475,266

	Capital Markets – 0.7%

915	Astra Acquisition Corp., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB–	900,515

	Chemicals – 0.1%

175	Diamond (BC) B.V., Term Loan B	3.500%	3-Month LIBOR	3.000%	9/29/28	Ba3	174,685

	Commercial Services & Supplies – 0.5%

218	Gopher Resource, LLC, Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	1/28/25	B	205,168

266	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B–	266,661

198	TMK Hawk Parent Corp., Term Loan, First Lien	3.604%	1-Month LIBOR	3.500%	8/30/24	CC	162,636
682	Total Commercial Services & Supplies						634,465

	Construction & Engineering – 0.4%

499	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	501,658

	Health Care Providers & Services – 0.1%

149	eResearchTechnology, Inc., Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	2/04/27	B2	149,560

2	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	2,496
151	Total Health Care Providers & Services						152,056

Nuveen Credit Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Hotels, Restaurants & Leisure – 0.9%

$992	ClubCorp Holdings, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B–	$957,639

241	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	242,531
1,233	Total Hotels, Restaurants & Leisure						1,200,170

	Internet & Direct Marketing Retail – 0.4%

471	CNT Holdings I Corp, Term Loan	4.250%	3-Month LIBOR	3.750%	11/08/27	B	472,321

	IT Services – 1.4%

497	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	498,901

499	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB–	498,204

858	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	854,105
1,854	Total IT Services						1,851,210

	Media – 0.6%

684	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB–	685,762

125	Radiate Holdco, LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	124,740
809	Total Media						810,502

	Paper & Forest Products – 0.6%

761	Sylvamo Corporation, Term Loan B	5.000%	1-Month LIBOR	4.500%	9/13/28	BB+	766,008

	Pharmaceuticals – 1.5%

390	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	3-Month LIBOR	5.000%	3/25/28	B–	379,708

297	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB–	298,151

746	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	749,936

482	Organon & Co, Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	483,238
1,915	Total Pharmaceuticals						1,911,033

	Professional Services – 0.6%

342	Da Vinci Purchaser Corp., Term Loan	5.000%	3-Month LIBOR	4.000%	11/26/26	B	342,736

500	EAB Global, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.500%	8/16/28	B2	497,917
842	Total Professional Services						840,653

	Software – 1.1%

349	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	350,434

498	Finastra USA, Inc., Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB–	497,070

571	Sophia, L.P., Term Loan, First Lien	4.250%	3-Month LIBOR	3.500%	10/07/27	B	571,187
1,418	Total Software						1,418,691

	Specialty Retail – 0.5%

215	PECF USS Intermediate Holding III Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	215,500

424	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB–	425,131
639	Total Specialty Retail						640,631

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Wireless Telecommunication Services – 0.4%

$498	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	$498,077
$13,858	Total Variable Rate Senior Loan Interests (cost $13,583,237)						13,743,518

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 2.8%

	Barbados – 0.2%

$250	Barbados Government International Bond, 144A			6.500%	10/01/29	B–	$249,375

	Dominican Republic – 0.5%

600	Dominican Republic International Bond, 144A			4.875%	9/23/32	BB–	609,750

	El Salvador – 0.3%

750	El Salvador Government International Bond, 144A			6.375%	1/18/27	B–	453,758

	Guatemala – 0.2%

200	Guatemala Government Bond, 144A			4.650%	10/07/41	BB–	199,750

	Mongolia – 0.5%

750	Mongolia Government International Bond, 144A			3.500%	7/07/27	B	705,895

	Morocco – 0.5%

750	Morocco Government International Bond, 144A			3.000%	12/15/32	BB+	714,780

	Uzbekistan – 0.6%

750	Republic of Uzbekistan International Bond, 144A			3.700%	11/25/30	BB–	719,250
$4,050	Total Sovereign Debt (cost $3,970,894)						3,652,558

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 2.5% (8)

	Banks – 2.0%

$200	Banco Bilbao Vizcaya Argentaria SA, (3)			6.500%	N/A (9)	Ba2	$212,250

500	Banco Mercantil del Norte SA/Grand Cayman, 144A			5.875%	N/A (9)	Ba2	498,125

200	Banco Santander SA			4.750%	N/A (9)	Ba1	199,858

250	Barclays PLC			4.375%	N/A (9)	BBB–	244,875

300	Danske Bank A/S, Reg S			4.375%	N/A (9)	BBB–	299,250

300	Intesa Sanpaolo SpA, 144A			7.700%	N/A (9)	BB–	336,000

300	Macquarie Bank Ltd/London, 144A			6.125%	N/A (9)	BB+	320,124

300	Societe Generale SA, 144A			4.750%	N/A (9)	BB+	304,623

200	UniCredit SpA, Reg S			8.000%	N/A (9)	BB–	219,000
2,550	Total Banks						2,634,105

Nuveen Credit Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets – 0.5%

$550	Deutsche Bank AG	6.000%	N/A (9)	BB–	$571,313
$3,100	Total Contingent Capital Securities (cost $3,106,885)				3,205,418

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.2%

	Automobiles – 0.1%

$150	General Motors Financial Co Inc	5.700%	N/A (9)	BB+	$171,000

	Energy Equipment & Services – 0.0%

38	Sanjel Corporation, 144A, (5), (10)	7.500%	N/A (9)	N/R	—

	Independent Power & Renewable Electricity Producers – 0.2%

310	Vistra Corp, 144A	7.000%	N/A (9)	BB–	313,996

	Insurance – 0.4%

200	Assurant Inc	7.000%	3/27/48	BB+	227,750

275	Enstar Finance LLC	5.750%	9/01/40	BB+	282,241
475	Total Insurance				509,991

	Oil, Gas & Consumable Fuels – 0.3%

350	Energy Transfer LP	6.500%	N/A (9)	BB	356,125

	Trading Companies & Distributors – 0.2%

250	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	270,000
$1,573	Total $1,000 Par (or similar) Institutional Preferred (cost $1,505,601)				1,621,112

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.4%

	Banks – 0.2%

8,938	Wintrust Financial Corp	6.875%		BB	$244,097

	Oil, Gas & Consumable Fuels – 0.2%

9,954	NuStar Energy LP, (3)	6.969%		B2	251,836
	Total $25 Par (or similar) Retail Preferred (cost $423,964)				495,933

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Energy Equipment & Services – 0.0%

6	Golden Close Maritime Corp Ltd, (5), (11)				$—

	Road & Rail – 0.0%

8,907	Jack Cooper Enterprises Inc, (5), (11)				89
	Total Common Stocks (cost $51)				89
	Total Long-Term Investments (cost $110,306,709)				108,341,387

Shares	Description (1)	Coupon		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.5%

	MONEY MARKET FUNDS – 2.5%

3,288,358	State Street Navigator Securities Lending Government Money Market Portfolio, (12)	0.030% (13)		$3,288,358
	Total Investments Purchased with Collateral from Securities Lending (cost $3,288,358)			3,288,358

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 14.0%

	REPURCHASE AGREEMENTS – 14.0%

$18,194	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/21, repurchase price $18,194,063, collateralized by $16,070,600, U.S. Treasury Inflation Indexed Note, 0.125%, due 4/15/22, value $18,558,005	0.000%	1/03/22	$18,194,063
	Total Short-Term Investments (cost $18,194,063)			18,194,063
	Total Investments (cost $131,789,130) – 100.0%			129,823,808
	Other Assets Less Liabilities – (0.0)% (14)			(21,090)
	Net Assets – 100%			$129,802,718

Investments in Derivatives

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (15)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Premiums Paid (Received)	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CDX.NA.HY.37	Sell	$5,000,000	5.000%	Quarterly	12/20/26	$456,079	$468,160	$12,081	$—

Nuveen Credit Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,159,747.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)	Perpetual security. Maturity date is not applicable.

(10)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(12)

The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(13)	The rate shown is the one-day yield as of the end of the reporting period.

(14)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(15)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

SOFR30A	30 Day Average Secured Overnight Financing Rate

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Nuveen Strategic Income Fund

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.1%

	CORPORATE BONDS – 38.2%

	Aerospace & Defense – 0.9%

$2,525	Boeing Co	2.196%	2/04/26	Baa2	$2,524,398

775	Boeing Co	3.625%	2/01/31	Baa2	826,448

570	Boeing Co	3.250%	2/01/35	Baa2	574,358

1,040	Boeing Co	5.705%	5/01/40	Baa2	1,335,784

850	Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	938,400

1,200	Raytheon Technologies Corp	1.900%	9/01/31	A–	1,157,830
6,960	Total Aerospace & Defense				7,357,218

	Airlines – 0.6%

762	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	A–	773,616

1,350	American Airlines 2021-1 Class A Pass Through Trust	2.875%	7/11/34	A	1,337,148

430	British Airways 2020-1 Class A Pass Through Trust, 144A	4.250%	11/15/32	A+	458,148

405	British Airways 2020-1 Class B Pass Through Trust, 144A	8.375%	11/15/28	BBB	464,855

2,123	United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/27	A	2,325,208
5,070	Total Airlines				5,358,975

	Auto Components – 0.2%

600	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	612,000

500	Goodyear Tire & Rubber Co, 144A	5.000%	7/15/29	BB–	537,100

960	PECF USS Intermediate Holding III Corp, 144A	8.000%	11/15/29	CCC	994,080
2,060	Total Auto Components				2,143,180

	Automobiles – 0.4%

3,095	General Motors Financial Co Inc	3.600%	6/21/30	BBB	3,300,756

	Banks – 5.9%

1,200	Access Bank PLC, 144A	6.125%	9/21/26	B2	1,194,000

375	African Export-Import Bank, 144A	2.634%	5/17/26	Baa1	376,028

1,450	Akbank TAS, 144A	6.800%	2/06/26	B+	1,396,147

1,100	Banco de Credito del Peru, 144A	3.250%	9/30/31	BBB	1,086,261

1,675	Banco de Credito e Inversiones SA, 144A	2.875%	10/14/31	A2	1,649,875

955	Banco do Brasil SA/Cayman, 144A	3.250%	9/30/26	Ba2	929,559

1,050	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 144A	2.720%	8/11/31	Baa3	1,036,886

2,035	Banco Santander SA	3.800%	2/23/28	A–	2,205,915

425	Bancolombia SA	3.000%	1/29/25	Baa2	426,591

1,300	Bangkok Bank PCL/Hong Kong, 144A	3.466%	9/23/36	Baa3	1,300,476

1,450	Banistmo SA, 144A	4.250%	7/31/27	Baa3	1,475,390

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$1,060	Bank of America Corp	3.559%	4/23/27	AA–	$1,133,513

455	Bank of America Corp	3.248%	10/21/27	AA–	484,303

3,025	Bank of America Corp	1.898%	7/23/31	AA–	2,895,153

1,660	Bank of America Corp	1.922%	10/24/31	AA–	1,589,379

850	Banque Ouest Africaine de Developpement, 144A	5.000%	7/27/27	Baa1	936,853

2,065	Banque Ouest Africaine de Developpement, 144A	4.700%	10/22/31	Baa1	2,247,050

2,565	Barclays PLC	3.650%	3/16/25	A	2,709,163

1,810	BNP Paribas SA, 144A	4.375%	5/12/26	A–	1,968,328

750	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.380% spread), (3)	5.408%	6/07/23	N/R	770,175

700	Citigroup Inc	4.300%	11/20/26	BBB+	774,533

1,980	Citigroup Inc	2.666%	1/29/31	A	2,009,969

720	Citigroup Inc	2.572%	6/03/31	A	726,227

1,675	Development Bank of Kazakhstan JSC, 144A	2.950%	5/06/31	Baa2	1,663,275

1,375	Grupo Aval Ltd, 144A	4.375%	2/04/30	BB+	1,318,281

840	HSBC Holdings PLC	2.099%	6/04/26	A+	845,444

1,900	ING Groep NV	3.950%	3/29/27	A+	2,076,718

495	JPMorgan Chase & Co	3.702%	5/06/30	AA–	540,962

2,400	JPMorgan Chase & Co	2.956%	5/13/31	A	2,484,897

750	JPMorgan Chase & Co	1.953%	2/04/32	AA–	722,372

1,505	NatWest Group PLC	3.032%	11/28/35	BBB+	1,484,967

400	Societe Generale SA, 144A	2.889%	6/09/32	A–	399,007

1,000	Turkiye Garanti Bankasi AS, 144A	6.125%	5/24/27	B	980,000

1,525	Turkiye Vakiflar Bankasi TAO, 144A	5.500%	10/01/26	B+	1,354,834

3,500	Wells Fargo & Co	3.900%	N/A (7)	Baa2	3,596,250

1,380	Zions Bancorp NA	3.250%	10/29/29	BBB	1,426,693
49,400	Total Banks				50,215,474

	Beverages – 1.0%

1,200	Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, (4)	3.375%	6/29/28	BBB–	1,163,640

1,410	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900%	2/01/46	BBB+	1,782,148

750	Becle SAB de CV, 144A	2.500%	10/14/31	BBB+	737,955

1,750	Constellation Brands Inc	2.875%	5/01/30	BBB	1,795,935

1,125	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	1,113,750

1,775	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	1,702,402
8,010	Total Beverages				8,295,830

	Biotechnology – 0.2%

1,325	AbbVie Inc	3.200%	11/21/29	BBB+	1,416,680

	Building Products – 0.2%

1,125	Cemex SAB de CV, 144A	5.125%	N/A (7)	B+	1,164,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Building Products (continued)

$845	SRS Distribution Inc, 144A	6.000%	12/01/29	CCC	$849,225
1,970	Total Building Products				2,013,600

	Capital Markets – 1.2%

2,000	Banco BTG Pactual SA/Cayman Islands, 144A	2.750%	1/11/26	Ba2	1,897,520

2,000	Charles Schwab Corp	4.000%	N/A (7)	BBB	2,040,000

350	Credit Suisse Group AG, 144A	3.091%	5/14/32	A–	356,143

1,750	ENN Clean Energy International Investment Ltd, 144A	3.375%	5/12/26	BBB–	1,739,730

2,000	Goldman Sachs Group Inc	1.992%	1/27/32	A2	1,917,554

1,720	Morgan Stanley	3.950%	4/23/27	Baa1	1,893,514

425	Morgan Stanley	1.928%	4/28/32	A1	406,094
10,245	Total Capital Markets				10,250,555

	Chemicals – 1.4%

1,700	Alpek SAB de CV, 144A	4.250%	9/18/29	BBB–	1,808,375

1,000	Equate Petrochemical BV, 144A	2.625%	4/28/28	BBB	1,001,250

950	EverArc Escrow Sarl, 144A	0.000%	10/30/29	B+	950,703

1,700	LG Chem Ltd, 144A	1.375%	7/07/26	BBB+	1,662,498

1,025	OCP SA, 144A, (4)	3.750%	6/23/31	BB+	994,660

980	Olympus Water US Holding Corp, 144A	4.250%	10/01/28	B2	974,492

2,325	Orbia Advance Corp SAB de CV, 144A	1.875%	5/11/26	BBB	2,291,032

1,225	Sasol Financing USA LLC	4.375%	9/18/26	BB	1,232,656

790	Tronox Inc, 144A	4.625%	3/15/29	B	789,013

350	Unifrax Escrow Issuer Corp, 144A	7.500%	9/30/29	CCC+	353,500
12,045	Total Chemicals				12,058,179

	Commercial Services & Supplies – 0.8%

1,670	ADT Security Corp, 144A	4.875%	7/15/32	BB–	1,705,062

2,000	Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 144A	4.625%	6/01/28	B	1,998,760

1,000	LABL Inc, 144A	5.875%	11/01/28	B2	1,030,625

500	Pitney Bowes Inc, 144A	6.875%	3/15/27	N/R	519,250

750	Pitney Bowes Inc, 144A, (4)	7.250%	3/15/29	BB	770,625

375	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	390,937
6,295	Total Commercial Services & Supplies				6,415,259

	Communications Equipment – 1.2%

2,350	AT&T Inc	3.300%	2/01/52	BBB+	2,301,328

650	Gray Television Inc, 144A	4.750%	10/15/30	BB–	645,937

1,000	Network i2i Ltd, 144A, (4)	3.975%	N/A (7)	BB	1,002,500

1,010	T-Mobile USA Inc	3.875%	4/15/30	BBB–	1,104,691

1,850	T-Mobile USA Inc	2.250%	11/15/31	BBB–	1,795,075

3,585	Vodafone Group PLC	4.125%	6/04/81	BB+	3,549,007
10,445	Total Communications Equipment				10,398,538

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction Materials – 0.5%

$450	Cemex SAB de CV, 144A	7.375%	6/05/27	BB	$495,455

600	Cemex SAB de CV, 144A	5.450%	11/19/29	BB	642,750

1,000	Cemex SAB de CV, 144A	3.875%	7/11/31	BB	996,330

750	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	774,375

1,250	UltraTech Cement Ltd, 144A	2.800%	2/16/31	Baa3	1,206,853
4,050	Total Construction Materials				4,115,763

	Consumer Finance – 0.1%

425	OneMain Finance Corp	5.375%	11/15/29	Ba2	462,100

	Containers & Packaging – 0.3%

1,810	Amcor Flexibles North America Inc	2.690%	5/25/31	BBB	1,834,486

850	Berry Global Inc	1.570%	1/15/26	BBB–	831,742
2,660	Total Containers & Packaging				2,666,228

	Diversified Financial Services – 1.0%

1,450	DAE Funding LLC, 144A	3.375%	3/20/28	Baa3	1,464,500

1,434	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	1,711,279

425	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B	428,188

1,075	Indian Railway Finance Corp Ltd, 144A	3.249%	2/13/30	BBB–	1,090,075

1,095	OneMain Finance Corp	3.500%	1/15/27	Ba2	1,082,681

250	Putnam RE PTE Ltd, 144A, (1-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	5.528%	6/07/24	N/R	255,175

300	Sanders RE II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.500% spread), (3)	3.528%	4/07/25	N/R	301,950

250	Sanders Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	5.528%	4/07/22	N/R	200,000

1,000	Sanders Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.250% spread), (3)	3.296%	4/07/25	N/R	997,900

500	Sierra Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.250% spread), (3)	3.278%	12/28/22	N/R	502,500

500	Ursa Re II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.750% spread), (3)	3.778%	12/07/23	N/R	511,100
8,279	Total Diversified Financial Services				8,545,348

	Diversified Telecommunication Services – 1.2%

775	Altice France SA/France, 144A	5.125%	7/15/29	B	755,974

1,500	AT&T Inc	4.350%	3/01/29	BBB+	1,684,914

580	AT&T Inc	3.500%	6/01/41	BBB+	596,091

472	AT&T Inc	3.800%	12/01/57	BBB+	491,381

770	Iliad Holding SASU, 144A	6.500%	10/15/26	BB–	809,062

2,875	Verizon Communications Inc	1.750%	1/20/31	A–	2,721,057

800	Verizon Communications Inc	2.550%	3/21/31	A–	807,130

1,000	Verizon Communications Inc	2.875%	11/20/50	A–	948,887

995	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	1,007,438
9,767	Total Diversified Telecommunication Services				9,821,934

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 1.8%

$1,375	AES Andres BV, 144A	5.700%	5/04/28	BB–	$1,399,062

925	Berkshire Hathaway Energy Co	3.700%	7/15/30	A–	1,021,545

2,000	Edison International	5.375%	N/A (7)	BB+	2,095,200

800	Empresas Publicas de Medellin ESP, 144A	4.375%	2/15/31	Baa3	752,008

950	Eskom Holdings SOC Ltd, 144A	6.350%	8/10/28	Ba2	1,023,625

430	Eversource Energy	1.650%	8/15/30	BBB+	402,035

1,300	NextEra Energy Capital Holdings Inc	1.900%	6/15/28	A–	1,286,295

250	NPC Ukrenergo, 144A	6.875%	11/09/26	B	218,163

2,000	Oglethorpe Power Corp	4.200%	12/01/42	BBB+	2,139,827

1,330	PacifiCorp	2.900%	6/15/52	A+	1,305,137

1,500	ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, 144A	4.500%	7/14/28	Ba3	1,504,515

1,475	Southern California Edison Co	4.000%	4/01/47	A–	1,626,355

500	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB–	524,182
14,835	Total Electric Utilities				15,297,949

	Electrical Equipment – 0.1%

785	Vertiv Group Corp, 144A	4.125%	11/15/28	BB–	792,850

	Electronic Equipment, Instruments & Components – 0.2%

295	II-VI Inc, 144A	5.000%	12/15/29	BB	301,260

1,150	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	1,179,957
1,445	Total Electronic Equipment, Instruments & Components				1,481,217

	Energy Equipment & Services – 0.4%

1,100	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,155,000

550	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	573,496

1,700	Galaxy Pipeline Assets Bidco Ltd, 144A	2.625%	3/31/36	Aa2	1,660,887
3,350	Total Energy Equipment & Services				3,389,383

	Equity Real Estate Investment Trust – 1.4%

640	Brixmor Operating Partnership LP	2.250%	4/01/28	BBB–	636,593

295	Brixmor Operating Partnership LP	2.500%	8/16/31	BBB–	288,683

1,140	Essential Properties LP	2.950%	7/15/31	BBB–	1,122,968

975	Essex Portfolio LP	2.650%	3/15/32	BBB+	978,092

895	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/30	BBB–	946,951

520	GLP Capital LP / GLP Financing II Inc	3.250%	1/15/32	BBB–	522,803

495	Healthcare Realty Trust Inc	2.400%	3/15/30	BBB+	492,578

1,636	Kite Realty Group Trust	4.750%	9/15/30	BBB	1,809,617

885	Regency Centers LP	2.950%	9/15/29	BBB+	918,280

240	SBA Tower Trust, 144A	2.836%	1/15/25	A2	246,221

270	SBA Tower Trust, 144A	1.884%	1/15/26	A2	269,601

500	SBA Tower Trust, 144A	1.631%	11/15/26	A2	491,938

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Equity Real Estate Investment Trust (continued)

$3,400	SBA Tower Trust, 144A	1.840%	4/15/27	A2	$3,375,448
11,891	Total Equity Real Estate Investment Trust				12,099,773

	Food Products – 0.6%

1,600	Amaggi Luxembourg International Sarl, 144A, (4)	5.250%	1/28/28	BB	1,616,016

1,750	BRF SA, 144A	4.875%	1/24/30	Ba2	1,772,330

600	NBM US Holdings Inc, 144A	6.625%	8/06/29	BB	656,256

1,075	Ulker Biskuvi Sanayi AS, 144A	6.950%	10/30/25	B+	1,011,575
5,025	Total Food Products				5,056,177

	Health Care Providers & Services – 0.5%

950	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	967,812

575	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	572,125

750	Team Health Holdings Inc, 144A, (4)	6.375%	2/01/25	CCC	705,938

1,840	Tenet Healthcare Corp, 144A	4.375%	1/15/30	B+	1,864,040
4,115	Total Health Care Providers & Services				4,109,915

	Health Care Technology – 0.1%

750	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	Ba3	760,313

	Hotels, Restaurants & Leisure – 1.0%

1,490	Cinemark USA Inc, 144A	5.250%	7/15/28	B	1,452,750

1,500	Genm Capital Labuan Ltd, 144A	3.882%	4/19/31	BBB	1,462,409

600	Life Time Inc, 144A	5.750%	1/15/26	B	621,000

965	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B1	971,292

325	Melco Resorts Finance Ltd, 144A	5.750%	7/21/28	BB–	326,788

1,200	MGM China Holdings Ltd, 144A	4.750%	2/01/27	Ba3	1,188,624

1,135	Sands China Ltd, 144A	3.250%	8/08/31	Baa2	1,066,401

1,500	Wynn Macau Ltd, 144A	5.625%	8/26/28	B+	1,388,977
8,715	Total Hotels, Restaurants & Leisure				8,478,241

	Household Durables – 0.2%

1,400	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B–	1,471,330

	Independent Power & Renewable Electricity Producers – 0.8%

1,200	Alfa Desarrollo SpA, 144A	4.550%	9/27/51	BBB–	1,184,400

1,000	Azure Power Solar Energy Pvt Ltd, 144A	5.650%	12/24/24	Ba1	1,049,100

1,050	Colbun SA, 144A	3.150%	1/19/32	BBB+	1,038,975

1,500	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	BBB–	1,368,750

1,450	India Green Energy Holdings, 144A	5.375%	4/29/24	Ba3	1,492,699

654	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	684,362
6,854	Total Independent Power & Renewable Electricity Producers				6,818,286

	Industrial Conglomerates – 0.1%

1,275	Roper Technologies Inc	1.750%	2/15/31	BBB+	1,197,228

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 0.7%

$1,110	Aon Corp / Aon Global Holdings PLC	2.600%	12/02/31	A–	$1,129,305

500	Bonanza RE Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 4.750% spread), (3)	4.778%	12/23/24	N/R	506,150

820	BroadStreet Partners Inc, 144A	5.875%	4/15/29	CCC+	805,650

500	First Coast Re III Pte Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.000% spread), (3)	6.028%	4/07/25	N/R	509,600

250	Kendall Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 4.000% spread), (3)	4.040%	5/02/24	N/R	245,975

1,395	Prudential Financial Inc	3.700%	10/01/50	BBB+	1,411,165

550	Residential Reinsurance 2020 Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.510% spread), (3)	6.510%	12/06/24	N/R	563,200

250	Sutter Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.040% spread), (3)	5.000%	6/06/22	N/R	251,750

500	Vitality Re XII Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 2.250% spread), (3)	2.278%	1/07/25	BBB+	498,550
5,875	Total Insurance				5,921,345

	Interactive Media & Services – 0.3%

1,100	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	1,099,428

535	Baidu Inc	1.625%	2/23/27	A	520,508

725	Prosus NV, 144A	3.680%	1/21/30	BBB	746,141

200	Tencent Holdings Ltd, Reg S	2.985%	1/19/23	A+	203,296
2,560	Total Interactive Media & Services				2,569,373

	Internet & Direct Marketing Retail – 0.0%

200	Prosus NV, 144A, (4)	4.850%	7/06/27	BBB	223,216

	IT Services – 0.8%

2,075	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	2,059,438

2,000	Austin BidCo Inc, 144A	7.125%	12/15/28	CCC+	2,065,000

2,640	Presidio Holdings Inc, 144A	8.250%	2/01/28	CCC+	2,811,600
6,715	Total IT Services				6,936,038

	Media – 0.9%

1,150	Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/01/52	BBB–	1,153,181

615	Comcast Corp	2.650%	2/01/30	A–	637,814

490	Comcast Corp	3.969%	11/01/47	A–	564,160

450	Discovery Communications LLC	4.875%	4/01/43	BBB–	530,280

500	DISH DBS Corp	7.750%	7/01/26	B–	527,500

890	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	904,049

225	DISH DBS Corp	5.125%	6/01/29	B–	204,750

1,500	Grupo Televisa SAB, (4)	5.250%	5/24/49	BBB+	1,880,054

925	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	929,625

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$625	TEGNA Inc	4.625%	3/15/28	BB	$631,744
7,370	Total Media				7,963,157

	Metals & Mining – 0.5%

230	Allegheny Technologies Inc	4.875%	10/01/29	B	230,230

700	AngloGold Ashanti Holdings PLC	3.375%	11/01/28	Baa3	692,992

1,675	AngloGold Ashanti Holdings PLC	3.750%	10/01/30	Baa3	1,686,691

1,500	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	1,518,750

200	Vale Overseas Ltd	6.875%	11/21/36	BBB	265,752
4,305	Total Metals & Mining				4,394,415

	Multiline Retail – 0.2%

1,450	JSM Global Sarl, 144A	4.750%	10/20/30	Ba1	1,335,827

	Oil, Gas & Consumable Fuels – 6.2%

900	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB	991,836

500	Cenovus Energy Inc	2.650%	1/15/32	BBB–	489,186

1,600	Cosan SA, 144A	5.500%	9/20/29	BB	1,666,016

625	Diamondback Energy Inc	3.250%	12/01/26	BBB	659,140

455	Diamondback Energy Inc	3.125%	3/24/31	BBB	468,946

575	Ecopetrol SA	6.875%	4/29/30	Baa3	641,850

450	Ecopetrol SA	4.625%	11/02/31	Baa3	437,490

100	Ecopetrol SA	5.875%	5/28/45	Baa3	95,626

1,000	Ecopetrol SA	5.875%	11/02/51	Baa3	936,940

900	Empresa Nacional del Petroleo, 144A	3.450%	9/16/31	A–	857,259

925	Enbridge Inc	2.500%	8/01/33	BBB+	907,832

326	Energean Israel Finance Ltd, 144A, Reg S	4.875%	3/30/26	BB–	323,176

826	Energean Israel Finance Ltd, 144A, Reg S	5.375%	3/30/28	BB–	813,728

1,145	Energy Transfer LP	5.000%	5/15/50	BBB–	1,317,549

250	EnLink Midstream LLC	5.375%	6/01/29	BB+	255,625

675	Kinder Morgan Energy Partners LP	5.800%	3/15/35	BBB	846,661

675	Kosmos Energy Ltd, 144A	7.750%	5/01/27	B+	642,937

1,000	Lukoil Capital DAC, 144A	2.800%	4/26/27	BBB+	984,730

300	Lukoil International Finance BV, 144A	4.750%	11/02/26	BBB+	320,484

1,300	Lukoil Securities BV, 144A	3.875%	5/06/30	BBB+	1,323,790

925	Marathon Petroleum Corp	5.000%	9/15/54	BBB	1,096,050

500	Medco Laurel Tree Pte Ltd, 144A	6.950%	11/12/28	B+	495,603

1,250	Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B1	1,293,750

1,500	MEG Energy Corp, 144A	5.875%	2/01/29	BB–	1,570,395

1,000	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B	1,008,780

1,620	MPLX LP	4.875%	6/01/25	BBB	1,772,701

425	MPLX LP	2.650%	8/15/30	BBB	423,058

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$800	Murphy Oil Corp	5.875%	12/01/27	BB+	$825,976

550	New Fortress Energy Inc, 144A	6.500%	9/30/26	BB–	545,875

850	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB–	876,605

1,000	Occidental Petroleum Corp	3.500%	8/15/29	BB+	1,027,300

2,000	Occidental Petroleum Corp	4.300%	8/15/39	BB+	1,994,540

1,215	ONEOK Inc	3.400%	9/01/29	BBB	1,258,575

1,010	Parkland Corp/Canada, 144A	4.625%	5/01/30	BB	1,003,687

500	Pertamina Persero PT, 144A	1.400%	2/09/26	Baa2	484,928

1,500	Pertamina Persero PT, 144A	2.300%	2/09/31	Baa2	1,430,524

173	Petrobras Global Finance BV	5.750%	2/01/29	Ba1	186,191

593	Petrobras Global Finance BV, (4)	5.093%	1/15/30	Ba1	616,762

1,000	Petrobras Global Finance BV	5.600%	1/03/31	Ba1	1,059,000

300	Petrobras Global Finance BV, (4)	5.500%	6/10/51	Ba1	278,250

200	Petroleos del Peru SA, 144A	4.750%	6/19/32	BBB	208,688

1,490	Petroleos Mexicanos, 144A	6.700%	2/16/32	BBB	1,504,900

100	Petroleos Mexicanos	6.750%	9/21/47	BBB	88,750

559	Petroleos Mexicanos	7.690%	1/23/50	BBB	539,435

1,200	Petronas Energy Canada Ltd, 144A	2.112%	3/23/28	A2	1,200,393

505	Phillips 66	3.300%	3/15/52	A3	504,442

230	Qatar Energy, 144A	1.375%	9/12/26	AA–	225,432

1,665	Saka Energi Indonesia PT, 144A	4.450%	5/05/24	B+	1,615,766

890	Santos Finance Ltd, 144A	3.649%	4/29/31	BBB	906,184

1,750	Saudi Arabian Oil Co, 144A	2.250%	11/24/30	A1	1,701,787

1,500	SierraCol Energy Andina LLC, 144A	6.000%	6/15/28	B1	1,410,000

2,000	SunCoke Energy Inc, 144A	4.875%	6/30/29	BB	1,990,000

1,000	Thaioil Treasury Center Co Ltd, 144A	2.500%	6/18/30	BBB	934,280

950	TotalEnergies Capital International SA	2.986%	6/29/41	A1	962,413

1,780	Transcanada Trust	5.500%	9/15/79	BBB	1,900,150

1,325	Tullow Oil PLC, 144A	10.250%	5/15/26	B2	1,338,767

975	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	1,029,844
51,357	Total Oil, Gas & Consumable Fuels				52,290,582

	Paper & Forest Products – 0.2%

200	Inversiones CMPC SA, Reg S, (4)	4.375%	4/04/27	BBB	220,500

1,500	Suzano Austria GmbH	3.125%	1/15/32	BBB–	1,451,265
1,700	Total Paper & Forest Products				1,671,765

	Personal Products – 0.1%

675	Coty Inc, 144A	5.000%	4/15/26	B+	695,270

	Pharmaceuticals – 0.6%

1,000	AbbVie Inc	4.250%	11/21/49	BBB+	1,202,172

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals (continued)

$750	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A, (4)	9.500%	7/31/27	Caa2	$763,440

225	Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A	6.125%	4/01/29	B–	220,500

1,475	Organon & Co, 144A	5.125%	4/30/31	BB–	1,540,903

300	Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	BBB	301,040

990	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/09/29	Ba2	970,507
4,740	Total Pharmaceuticals				4,998,562

	Semiconductors & Semiconductor Equipment – 0.4%

2,292	Broadcom Inc, 144A	3.469%	4/15/34	BBB–	2,398,967

1,200	SK Hynix Inc, 144A	1.500%	1/19/26	Baa2	1,173,710
3,492	Total Semiconductors & Semiconductor Equipment				3,572,677

	Software – 0.4%

1,000	Avaya Inc, 144A	6.125%	9/15/28	BB	1,060,000

600	Oracle Corp	2.875%	3/25/31	BBB+	603,822

2,000	Rocket Software Inc, 144A	6.500%	2/15/29	CCC	1,951,200
3,600	Total Software				3,615,022

	Specialty Retail – 0.9%

1,825	Albion Financing 2SARL, 144A	8.750%	4/15/27	BB–	1,855,112

995	AutoNation Inc	3.800%	11/15/27	BBB–	1,059,426

1,050	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B–	1,013,250

1,125	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B–	1,080,000

1,125	Michaels Cos Inc, 144A	5.250%	5/01/28	Ba3	1,125,495

1,000	Michaels Cos Inc, 144A	7.875%	5/01/29	B3	985,000

700	Staples Inc, 144A	7.500%	4/15/26	B	719,250
7,820	Total Specialty Retail				7,837,533

	Technology Hardware, Storage & Peripherals – 0.1%

1,000	Diebold Nixdorf Inc, (4)	8.500%	4/15/24	Caa1	1,000,000

	Tobacco – 0.2%

820	Altria Group Inc	4.500%	5/02/43	A3	849,854

260	BAT Capital Corp	2.259%	3/25/28	BBB+	253,353

350	BAT Capital Corp	2.726%	3/25/31	BBB+	339,648

650	BAT Capital Corp	3.984%	9/25/50	BBB+	624,808
2,080	Total Tobacco				2,067,663

	Trading Companies & Distributors – 0.5%

880	AerCap Holdings NV	5.875%	10/10/79	BB+	910,800

2,120	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	BBB	2,159,796

750	Air Lease Corp, (4)	4.650%	N/A (7)	BB+	777,188
3,750	Total Trading Companies & Distributors				3,847,784

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Transportation Infrastructure – 0.1%

$500	Adani Ports & Special Economic Zone Ltd, 144A	3.100%	2/02/31	BBB–	$475,919

250	Aeropuerto Internacional de Tocumen SA, 144A	4.000%	8/11/41	BBB	254,794
750	Total Transportation Infrastructure				730,713

	Wireless Telecommunication Services – 0.8%

1,400	C&W Senior Financing DAC, 144A	6.875%	9/15/27	BB–	1,456,000

975	Empresa Nacional de Telecomunicaciones SA, 144A	3.050%	9/14/32	BBB–	957,947

1,386	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	1,435,342

1,800	Telefonica Moviles Chile SA, 144A, (4)	3.537%	11/18/31	BBB+	1,792,350

900	Vodafone Group PLC	4.375%	2/19/43	BBB	1,055,166
6,461	Total Wireless Telecommunication Services				6,696,805
$318,441	Total Corporate Bonds (cost $322,508,595)				324,156,026

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 31.4%

$651	AASET 2020-1 Trust, 144A	4.335%	1/16/40	BBB	$463,541

600	ACRE Commercial Mortgage 2021-FL4 Ltd, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	2.704%	12/18/37	N/R	597,078

1,655	Adams Outdoor Advertising LP, 144A	4.810%	11/15/48	A	1,706,134

2,500	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (3)	4.110%	4/15/34	BB–	2,495,117

2,107	American Homes 4 Rent 2014-SFR2 Trust, 144A	3.786%	10/17/36	Aaa	2,185,901

741	Ameriquest Mortgage Securities Inc Asset Back Ser 2004-R1, (1-Month LIBOR reference rate + 0.600% spread), (3)	0.706%	2/25/34	A	726,388

1,000	AMSR 2019-SFR1 Trust, 144A	3.247%	1/19/39	Baa1	1,021,778

1,482	AMSR 2020-SFR1 Trust, 144A	2.419%	4/17/37	Aa2	1,476,061

346	AMSR 2020-SFR1 Trust, 144A	2.619%	4/17/37	A2	344,070

1,000	Angel Oak Mortgage Trust 2019-5, 144A	3.957%	10/25/49	BB	996,688

1,900	Angel Oak Mortgage Trust 2020-1, 144A	3.161%	12/25/59	BBB–	1,898,149

1,000	Apidos CLO XXIX, 144A, (3-Month LIBOR reference rate + 1.550% spread), (3)	1.674%	7/25/30	AA	1,000,010

1,500	Apollo aviation securitization, 144A	2.798%	1/15/47	A1	1,488,562

1,337	Applebee’s Funding LLC / IHOP Funding LLC, 144A	4.194%	6/05/49	BBB	1,351,228

707	Arroyo Mortgage Trust 2019-3, 144A	3.416%	10/25/48	A	710,105

2,100	Avis Budget Rental Car Funding AESOP LLC, 144A	4.150%	9/20/23	BBB	2,128,384

850	Avis Budget Rental Car Funding AESOP LLC, 144A	2.130%	8/20/27	BBB	835,153

1,750	Avis Budget Rental Car Funding AESOP LLC, 144A	4.080%	2/20/28	Ba2	1,734,944

700	BANK 2017-BNK8	4.069%	11/15/50	A–	730,269

2,500	BANK 2019-BNK21, 144A	2.500%	10/17/52	BBB	2,194,115

1,250	BANK 2019-BNK24	2.929%	11/15/62	AAA	1,318,191

115	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7	5.214%	2/11/41	BB	114,622

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,700	BENCHMARK 2018-B2 Mortgage Trust	4.197%	2/15/51	A–	$1,805,670

1,000	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	AAA	1,127,135

1,500	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B–	1,490,677

1,000	Benchmark 2020-IG2 Mortgage Trust, 144A	2.791%	9/15/48	Aaa	1,019,697

1,000	Benchmark 2020-IG3 Mortgage Trust, 144A	3.536%	9/15/48	N/R	1,026,077

1,000	Bojangles Issuer LLC, 144A	3.832%	10/20/50	N/R	1,022,388

1,335	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 0.920% spread), (3)	1.030%	10/15/36	Aaa	1,335,148

1,750	BX Commercial Mortgage Trust 2021-XL2, 144A, (1-Month LIBOR reference rate + 1.846% spread), (3)	1.956%	10/15/38	N/R	1,739,142

1,500	BXP Trust 2021-601L, 144A	2.775%	1/15/44	Baa3	1,382,497

2,100	Cajun Global LLC, 144A	3.931%	11/20/51	N/R	2,090,109

635	Capital Automotive Reit, 144A	1.920%	8/15/51	A+	624,978

498	Cars Net Lease Mortgage Notes Series 2020-1, 144A	3.100%	12/15/50	A	501,549

1,250	Cars Net Lease Mortgage Notes Series 2020-1, 144A	4.690%	12/15/50	BBB	1,329,342

1,150	CARS-DB4 LP, 144A	4.520%	2/15/50	BBB	1,184,959

1,775	Carvana Auto Receivables Trust 2021-N4	2.300%	9/11/28	BBB	1,774,182

762	Castlelake Aircraft Structured Trust 2021-1, 144A	3.474%	1/15/46	A2	770,294

500	Cayuga Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	3.222%	7/17/34	BBB–	496,526

705	CD 2016-CD1 Mortgage Trust	3.631%	8/10/49	A–	707,379

49	CF 2020-P1 Mortgage Trust, 144A	2.840%	4/15/25	N/R	50,909

750	CF 2020-P1 Mortgage Trust, 144A	10.010%	4/15/52	N/R	782,910

750	CF 2020-P1 Mortgage Trust, 144A	3.603%	4/15/52	N/R	750,409

1,381	CF Hippolyta LLC, 144A	2.280%	7/15/60	A–	1,379,249

690	CF Hippolyta LLC, 144A	2.600%	7/15/60	A–	687,844

301	CHL Mortgage Pass-Through Trust 2005-27	5.500%	12/25/35	N/R	275,973

2,000	CIFC Funding 2020-I Ltd, 144A, (3-Month LIBOR reference rate + 2.000% spread), (3)	2.124%	7/15/36	A	1,992,186

2,125	CIFC Funding 2020-I Ltd, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	3.224%	7/15/36	BBB–	2,108,378

500	CIFC Funding 2020-I Ltd, 144A, (3-Month LIBOR reference rate + 6.250% spread), (3)	6.374%	7/15/36	Ba3	497,155

385	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 6.500% spread), (3)	6.638%	10/20/34	BB–	382,796

1,305	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 2.050% spread), (3)	2.188%	10/20/34	A	1,301,878

1,760	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 3.050% spread), (3)	3.188%	10/20/34	BBB–	1,744,565

1,000	Citigroup Commercial Mortgage Trust 2014-GC23, 144A	4.483%	7/10/47	BBB–	999,087

2,750	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	AA–	2,873,650

1,690	Citigroup Commercial Mortgage Trust 2015-GC29	4.142%	4/10/48	A–	1,751,062

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$850	Citigroup Commercial Mortgage Trust 2021-PRM2, 144A, (1-Month LIBOR reference rate + 1.900% spread), (3)	2.010%	10/15/36	BBB–	$848,465

216	CLI Funding VI LLC, 144A	2.080%	9/18/45	A	215,075

2,770	Cologix Data Centers US Issuer LLC, 144A	3.300%	12/26/51	N/R	2,782,188

400	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	Aaa	415,618

1,500	COMM 2014-CCRE19 Mortgage Trust, 144A	4.703%	8/10/47	BBB–	1,471,576

750	COMM 2014-LC17 Mortgage Trust	4.188%	10/10/47	AAA	793,148

1,000	COMM 2014-LC17 Mortgage Trust	4.558%	10/10/47	A	1,045,938

800	Comm 2014-UBS2 Mortgage Trust	4.971%	3/10/47	Baa1	818,132

2,000	COMM 2014-UBS3 Mortgage Trust, 144A	4.767%	6/10/47	N/R	1,946,026

1,615	COMM 2015-CCRE22 Mortgage Trust	4.106%	3/10/48	A–	1,674,887

1,000	COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB–	888,666

1,750	COMM 2015-CCRE23 Mortgage Trust	4.286%	5/10/48	N/R	1,733,599

2,240	COMM 2015-CCRE24 Mortgage Trust	3.463%	8/10/48	BBB–	2,068,410

1,000	COMM 2015-CCRE24 Mortgage Trust	4.379%	8/10/48	AA–	1,063,437

500	COMM 2015-CCRE24 Mortgage Trust	4.379%	8/10/48	A–	515,600

550	COMM 2015-CCRE25 Mortgage Trust	3.780%	8/10/48	BB	511,208

2,260	COMM 2015-CCRE26 Mortgage Trust	4.478%	10/10/48	A–	2,375,900

900	COMM 2015-LC23 Mortgage Trust	4.609%	10/10/48	A–	944,705

450	COMM 2019-GC44 Mortgage Trust, 144A	2.500%	8/15/57	BBB	398,476

1,000	COMM 2019-GC44 Mortgage Trust	3.526%	8/15/57	A–	1,015,716

216	Connecticut Avenue Securities Trust 2018-R07, 144A	2.492%	4/25/31	BB+	216,433

3,120	Connecticut Avenue Securities Trust 2021-R01, 144A, (SOFR30A reference rate + 3.100% spread), (3)	3.150%	10/25/41	B+	3,152,215

625	Connecticut Avenue Securities Trust 2021-R03, 144A, (SOFR30A reference rate + 5.500% spread), (3)	5.550%	12/25/41	N/R	626,936

407	Corevest American Finance 2020-1 Trust, 144A	1.832%	3/15/50	AAA	406,490

180	CPT MORTGAGE TRUST, 144A	2.997%	11/13/39	N/R	171,340

11	Credit Suisse First Boston Mortgage Securities Corp	5.750%	9/25/33	AAA	11,321

3,000	Crescendo Royalty Funding LP, 144A	0.000%	12/20/51	N/R	2,995,432

1,000	CSMC 2021-NQM1, 144A	2.130%	5/25/65	BBB	991,711

646	DB Master Finance LLC, 144A	4.021%	5/20/49	BBB	668,791

1,200	DB Master Finance LLC, 144A	2.045%	11/20/51	BBB	1,172,520

1,200	DB Master Finance LLC, 144A	2.493%	11/20/51	BBB	1,194,634

900	DB Master Finance LLC, 144A	2.791%	11/20/51	BBB	897,725

350	Diamond Resorts Owner Trust 2021-1, 144A	2.700%	11/21/33	BBB	348,640

350	Diamond Resorts Owner Trust 2021-1, 144A	3.830%	11/21/33	BB	350,304

30,450	DOLP Trust 2021-NYC, 144A, (I/O)	0.665%	5/10/41	A–	1,491,073

995	Domino’s Pizza Master Issuer LLC, 144A	2.662%	4/25/51	BBB+	999,188

1,975	DRIVEN BRANDS FUNDING LLC, 144A	3.786%	7/20/50	BBB–	2,047,510

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,489		DRIVEN BRANDS FUNDING LLC, 144A	3.237%	1/20/51	BBB–	$1,510,566

1,500		Dryden 49 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 3.400% spread), (3)	3.522%	7/18/30	Baa3	1,496,824

1,250		DT Auto Owner Trust 2021-1, 144A	2.380%	1/18/28	BB–	1,230,626

850		ELP Commercial Mortgage Trust 2021-ELP, 144A, (1-Month LIBOR reference rate + 2.118% spread), (3)	2.228%	11/15/38	N/R	844,973

1,592		Extended Stay America Trust, 144A, (1-Month LIBOR reference rate + 1.080% spread), (3)	1.164%	7/15/38	Aaa	1,593,814

930		Fannie Mae Connecticut Avenue Securities, 144A, (SOFR30A reference rate + 3.300% spread), (3)	3.350%	11/25/41	B+	936,957

24		Fannie Mae Pool FN 256890	6.000%	9/01/37	Aaa	26,492

25		Fannie Mae Pool FN 745101	6.000%	4/01/32	Aaa	27,341

94		Fannie Mae Pool FN 745324	6.000%	3/01/34	Aaa	101,391

1		Fannie Mae Pool FN 905597, (12-Month LIBOR reference rate + 1.875% spread), (3)	2.250%	12/01/36	N/R	786

15		Fannie Mae Pool FN 946228, (12-Month LIBOR reference rate + 1.532% spread), (3)	1.782%	9/01/37	N/R	15,008

—	(5)	Fannie Mae Pool FN AL1187	5.500%	7/01/24	N/R	83

2,230		Fannie Mae Pool FN AS7499	3.500%	7/01/46	N/R	2,400,938

1,206		Fannie Mae Pool FN BM5126	3.500%	1/01/48	N/R	1,297,448

768		Fannie Mae Pool FN BM5839	3.500%	11/01/47	Aaa	827,550

218		Fannie Mae Pool FN CA3960	3.000%	8/01/49	Aaa	230,479

28		Fannie Mae Pool FN FM1108	5.000%	11/01/44	Aaa	31,853

198		Fannie Mae Pool FN FM1136	5.500%	3/01/39	Aaa	224,721

33		Fannie Mae Pool FN FM1137	6.000%	9/01/39	Aaa	38,265

141		Fannie Mae Pool FN FM1138	6.500%	8/01/37	Aaa	157,210

313		Fannie Mae Pool FN MA3228	3.000%	11/01/47	Aaa	319,851

240		Fannie Mae REMICS, (1-Month LIBOR reference rate + 5.950% spread), (3)	5.848%	9/25/43	Aaa	43,279

1,151		Fannie Mae REMICS	2.500%	11/25/50	Aaa	159,631

1,465		Flagstar Mortgage Trust, 144A	3.000%	10/25/51	Aa1	1,481,413

91		Flagstar Mortgage Trust 2017-2, 144A	4.080%	10/25/47	A3	91,924

2,881		Flagstar Mortgage Trust 2021-4, 144A	2.500%	6/01/51	AAA	2,861,575

3,180		Flexential Issuer, LLC, 144A	3.250%	11/27/51	N/R	3,185,659

1,767		Freddie Mac Gold Pool	3.500%	8/01/45	Aaa	1,914,931

11,666		Freddie Mac Multifamily ML Certificates	1.219%	7/25/41	N/R	1,529,164

2,000		Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 2.500% spread), (3)	2.603%	2/25/50	B	2,003,715

4,000		Freddie Mac STACR REMIC Trust 2021-DNA5, 144A, (SOFR30A reference rate + 3.050% spread), (3)	3.100%	1/25/34	BB–	4,017,628

2,000		Freddie Mac STACR REMIC Trust 2021-DNA6, 144A, (SOFR30A reference rate + 7.500% spread), (3)	7.550%	10/25/41	N/R	2,074,831

200		Freddie Mac STACR Trust 2019-FTR2, 144A, (1-Month LIBOR reference rate + 2.150% spread), (3)	2.252%	11/25/48	B+	199,300

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$187	Freddie Mac Strips, (1-Month LIBOR reference rate + 5.920% spread), (3), (I/O)	5.810%	3/15/44	N/R	$32,165

1,175	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 3.650% spread), (3)	3.450%	11/25/41	B+	1,193,285

900	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 4.000% spread), (3)	4.050%	11/25/50	Ba3	939,815

500	GoldenTree Loan Opportunities IX Ltd, 144A, (3-Month LIBOR reference rate + 5.660% spread), (3)	5.789%	10/29/29	BB–	482,698

2,000	GS Mortgage Securities Corp II, 144A, (1-Month LIBOR reference rate + 3.350% spread), (3)	3.460%	11/15/36	N/R	1,995,562

1,200	GS Mortgage Securities Corp Trust 2017-SLP, 144A	4.591%	10/10/32	B	1,192,328

1,500	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 1.600% spread), (3)	1.710%	7/15/31	BBB–	1,447,099

1,000	GS Mortgage Securities Trust 2016-GS4	3.961%	11/10/49	A–	978,802

1,425	GS Mortgage Securities Trust 2019-GC38	4.158%	2/10/52	AAA	1,575,743

1,000	GS Mortgage Securities Trust 2019-GC40, 144A	3.550%	7/10/52	BBB–	1,009,164

1,000	GS Mortgage Securities Trust 2020-GSA2	2.012%	12/12/53	AAA	980,047

65	GS Mortgage-Backed Securities Corp Trust 2019-PJ1, 144A	4.000%	8/25/49	Aa1	65,739

14	GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 144A	4.000%	11/25/49	Aaa	13,599

35	GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 144A	4.000%	11/25/49	Aa1	35,404

184	GS Mortgage-Backed Securities Corp Trust 2021-PJ5, 144A	2.500%	10/25/51	Aa1	182,412

2,830	GS Mortgage-Backed Securities Trust 2021-PJ6, 144A	2.500%	11/25/51	Aa1	2,807,311

1,914	GS Mortgage-Backed Securities Trust 2021-PJ7, 144A	2.500%	1/25/52	AA+	1,898,408

384	GS Mortgage-Backed Securities Trust 2021-PJ8, 144A	2.500%	1/25/52	Aaa	380,961

2,970	Hardee’s Funding LLC, 144A	3.981%	12/20/50	BBB	3,108,776

750	Hertz Vehicle Financing LLC, 144A	2.050%	12/26/25	Baa2	742,214

754	Hilton Grand Vacations Trust 2019-A, 144A	2.840%	7/25/33	A–	760,007

2,190	Horizon Aircraft Finance II Ltd, 144A	3.721%	7/15/39	A	2,145,563

922	Horizon Aircraft Finance III Ltd, 144A	3.425%	11/15/39	A	902,869

1,500	Hotwire Funding LLC, 144A	2.658%	11/20/51	BBB	1,493,556

1,000	Hotwire Funding LLC, 144A	4.459%	11/20/51	BB	1,002,215

1,000	Hudson Yards, 144A	2.943%	12/10/41	N/R	925,081

500	Hudson Yards 2019-30HY Mortgage Trust, 144A	3.443%	7/10/39	BBB–	512,882

726	Impac Secured Assets CMN Owner Trust	8.000%	10/25/30	N/R	707,806

619	Imperial Fund Mortgage Trust 2020-NQM1, 144A	2.051%	10/25/55	A	619,768

2,000	Imperial Fund Mortgage Trust 2020-NQM1, 144A	3.531%	10/25/55	BBB	2,029,297

450	Imperial Fund Mortgage Trust 2021-NQM1, 144A	2.383%	6/25/56	BBB	443,823

589	Imperial Fund Mortgage Trust 2021-NQM1, 144A	1.617%	6/25/56	A	580,173

1,205	Jersey Mikes Funding LLC, 144A	2.891%	2/15/52	BBB	1,206,284

240	JP Morgan Alternative Loan Trust 2007-S1, (1-Month LIBOR reference rate + 0.560% spread), (3)	0.662%	4/25/47	AAA	239,531

335	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	350,097

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$403	JP Morgan Mortgage Trust 2018-3, 144A	3.500%	9/25/48	Aaa	$401,642

130	JP Morgan Mortgage Trust 2018-4, 144A	3.500%	10/25/48	Aaa	130,500

535	JP Morgan Mortgage Trust 2018-5, 144A	3.500%	10/25/48	AAA	539,868

913	JP Morgan Mortgage Trust 2018-6, 144A	3.917%	12/25/48	Baa3	903,739

159	JP Morgan Mortgage Trust 2019-1, 144A	4.000%	5/25/49	AAA	160,046

62	JP Morgan Mortgage Trust 2019-3, 144A	4.681%	9/25/49	Aaa	61,588

65	JP Morgan Mortgage Trust 2019-INV1, 144A, (1-Month LIBOR reference rate + 0.950% spread), (3)	1.052%	10/25/49	Aaa	65,599

240	JP Morgan Mortgage Trust 2020-1, 144A	3.871%	6/25/50	Aa3	248,593

481	JP Morgan Mortgage Trust 2021-11, 144A	2.500%	1/25/52	Aa1	476,952

329	JP Morgan Mortgage Trust 2021-6, 144A	2.500%	10/25/51	Aaa	325,780

325	JP Morgan Mortgage Trust 2021-7, 144A	2.500%	11/25/51	Aaa	320,751

214	JP Morgan Mortgage Trust 2021-8, 144A	2.500%	12/25/51	AAA	212,721

1,692	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.553%	9/15/47	BBB	1,644,908

1,500	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	Aaa	1,623,233

1,000	JPMCC Commercial Mortgage Securities Trust 2017-JP7, 144A	4.396%	9/15/50	BBB	991,186

190	Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust, 144A	3.985%	2/15/36	AAA	207,002

1,941	Lunar 2021-1 Structured Aircraft Portfolio Notes, 144A	5.682%	10/15/46	Ba3	1,898,392

293	LUNAR AIRCRAFT 2020-1 LTD, 144A	4.335%	2/15/45	BB	266,012

1,500	Madison Park Funding LIX Ltd, 144A, (3-Month LIBOR reference rate + 2.100% spread), (3)	2.345%	1/18/34	A+	1,500,000

1,500	Magnetite XXIII Ltd, 144A, (3-Month LIBOR reference rate + 2.050% spread), (3)	2.171%	1/25/35	A	1,496,640

962	MAPS 2021-1 Trust, 144A	2.521%	6/15/46	A1	951,798

1,367	MASTR Reperforming Loan Trust 2005-1, 144A	7.500%	8/25/34	N/R	1,303,312

34,356	MFT Trust 2020-ABC, 144A	0.119%	2/10/42	N/R	390,944

134	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, (1-Month LIBOR reference rate + 0.825% spread), (3)	0.927%	8/25/34	A	132,564

1,500	Morgan Stanley Capital I Trust 2018-H3	4.177%	7/15/51	AAA	1,681,708

304	Morgan Stanley Residential Mortgage Loan Trust 2021-5, 144A	2.500%	8/25/51	AAA	301,654

2,000	MRCD Mortgage Trust, 144A	2.718%	12/15/36	N/R	1,949,291

993	MVW 2019-2 LLC, 144A	2.680%	10/20/38	BBB+	989,092

426	MVW 2021-1W LLC, 144A	1.940%	1/22/41	BBB	419,398

751	MVW Owner Trust 2019-1, 144A	3.330%	11/20/36	BBB+	756,628

1,000	Myers Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 1.600% spread), (3)	1.732%	10/20/30	AA	1,000,063

1,000	Natixis Commercial Mortgage Securities Trust 2019-1776, 144A	3.902%	10/15/36	Ba3	992,759

1,500	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 3.500% spread), (3)	3.610%	7/15/36	N/R	1,496,654

1,500	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (3)	4.360%	7/15/36	N/R	1,489,809

2,244	NBC Funding LLC, 144A	2.989%	7/30/51	N/R	2,232,267

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$200	NBC Funding LLC, 144A	4.970%	7/30/51	N/R	$198,995

1,000	Neuberger Berman Loan Advisers CLO 27 Ltd, 144A, (3-Month LIBOR reference rate + 1.400% spread), (3)	1.524%	1/15/30	AA	1,000,017

1,500	Neuberger Berman Loan Advisers CLO 31 Ltd, 144A, (3-Month LIBOR reference rate + 3.250% spread), (3)	3.382%	4/20/31	BBB–	1,500,025

500	Neuberger Berman Loan Advisers CLO 37 Ltd, 144A, (3-Month LIBOR reference rate + 2.850% spread), (3)	2.982%	7/20/31	BBB–	498,275

660	Neuberger Berman Loan Advisers Clo 40 Ltd, 144A, (3-Month LIBOR reference rate + 5.850% spread), (3)	5.972%	4/16/33	BB–	654,222

1,000	Neuberger Berman Loan Advisers Clo 40 Ltd, 144A, (3-Month LIBOR reference rate + 2.750% spread), (3)	2.872%	4/16/33	BBB–	991,426

125	New Residential Mortgage Loan Trust 2015-2, 144A	5.468%	8/25/55	Baa1	132,010

30	New Residential Mortgage Loan Trust 2017-1, 144A	4.000%	2/25/57	Aaa	31,362

1,338	New Residential Mortgage Loan Trust 2017-6, 144A	4.000%	8/27/57	Aaa	1,400,307

1,000	NLT 2021-INV2 Trust, 144A	2.569%	8/25/56	BBB	979,995

1,000	Oak Street Investment Grade Net Lease Fund Series 2021-1, 144A	4.230%	1/20/51	BBB+	1,025,422

64	OBX 2018-1 Trust, 144A, (1-Month LIBOR reference rate + 0.650% spread), (3)	0.752%	6/25/57	AAA	63,651

950	OBX 2021-J2 Trust, 144A	2.500%	7/25/51	Aa1	938,619

2,175	OHA Credit Funding 4 Ltd, 144A, (3-Month LIBOR reference rate + 3.200% spread), (3)	3.328%	10/22/36	BBB–	2,178,758

1,150	One Bryant Park Trust 2019-OBP, 144A	2.516%	9/15/54	Aaa	1,163,771

2,000	OPG Trust 2021-PORT, 144A, (1-Month LIBOR reference rate + 1.529% spread), (3)	1.639%	10/15/36	N/R	1,961,951

500	Oportun Funding XIV LLC, 144A	3.440%	3/08/28	N/R	503,533

500	Oportun Funding XIV LLC, 144A	5.400%	3/08/28	N/R	503,185

617	Oportun Issuance Trust 2021-C, 144A	3.610%	10/08/31	N/R	612,179

350	Oportun Issuance Trust 2021-C, 144A	5.570%	10/08/31	N/R	347,842

1,000	Palmer Square CLO 2021-3 Ltd, 144A, (3-Month LIBOR reference rate + 2.950% spread), (3)	3.182%	1/15/35	Baa3	995,917

175	Progress Residential 2021-SFR8 Trust, 144A	2.082%	10/17/38	Baa3	171,093

250	Purchasing Power Funding 2021-A LLC, 144A	4.370%	10/15/25	N/R	250,176

3,000	Purewest Funding LLC, 144A	4.091%	12/22/36	BBB+	2,992,114

31	Sequoia Mortgage Trust 2018-7, 144A	4.000%	9/25/48	Aaa	30,788

17	Sequoia Mortgage Trust 2018-8, 144A	4.000%	11/25/48	Aaa	16,987

11	Sequoia Mortgage Trust 2019-2, 144A	4.000%	6/25/49	Aaa	11,109

369	Sequoia Mortgage Trust 2020-3, 144A	3.000%	4/25/50	AAA	372,723

193	Sequoia Mortgage Trust 2021-4, 144A	2.500%	6/25/51	AAA	191,461

496	ServiceMaster Funding LLC, 144A	2.841%	10/30/51	BBB–	491,481

1,789	SERVPRO Master Issuer LLC, 144A	3.882%	10/25/49	BBB–	1,825,894

1,741	SERVPRO Master Issuer LLC, 144A	2.394%	4/25/51	BBB–	1,711,029

1,466	Sesac Finance LLC, 144A	5.216%	7/25/49	N/R	1,521,934

2,357	Settlement Fee Finance 2019-1 LLC, 144A, (6)	3.840%	11/01/49	N/R	2,324,107

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$382	Sierra Timeshare 2019-2 Receivables Funding LLC, 144A	4.540%	5/20/36	BB	$386,912

683	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	684,849

320	Sierra Timeshare 2021-1 Receivables Funding LLC, 144A	1.790%	11/20/37	BBB	315,992

476	Sierra Timeshare Conduit Receivables Funding LLC, 144A	3.200%	3/20/34	BBB	476,327

305	S-Jets 2017-1 Ltd, 144A	3.967%	8/15/42	BBB	296,513

40,180	SLG Office Trust 2021-OVA, 144A, (I/O)	0.258%	7/15/41	AA–	818,459

1,155	SLG Office Trust 2021-OVA, 144A	2.851%	7/15/41	N/R	1,094,090

1,904	Sonic Capital LLC, 144A	3.845%	1/20/50	BBB	1,967,932

1,500	Spruce Hill Mortgage Loan Trust 2020-SH1, 144A	3.827%	1/28/50	BB	1,496,124

1,294	START Ireland, 144A	5.095%	3/15/44	BB	1,183,088

2,630	Taco Bell Funding LLC, 144A	2.294%	8/25/51	BBB	2,599,808

1,500	Taco Bell Funding LLC, 144A	1.946%	8/25/51	BBB	1,470,393

1,500	TCW CLO 2021-2 Ltd, 144A, (3-Month LIBOR reference rate + 6.860% spread), (3)	6.985%	7/25/34	BB–	1,457,226

1,440	Tesla Auto Lease Trust 2019-A, 144A	5.480%	5/22/23	Ba3	1,480,800

305	Tricon American Homes 2019-SFR1 Trust, 144A	3.198%	3/17/38	A3	308,928

700	Tricon American Homes 2020-SFR1, 144A	2.548%	7/17/38	Baa1	690,684

1,141	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A	3.649%	3/10/46	Aa3	1,142,768

200	Verus Securitization Trust 2019-3, 144A	4.043%	7/25/59	BB	201,387

600	Verus Securitization Trust 2019-4, 144A	3.207%	11/25/59	BBB–	606,196

1,425	Verus Securitization Trust 2020-1, 144A	2.724%	1/25/60	A	1,426,493

500	Verus Securitization Trust 2020-4, 144A	2.321%	5/25/65	A	501,317

2,000	Verus Securitization Trust 2021-8, 144A	3.288%	11/25/66	BBB	1,999,800

1,283	Vivint Solar Financing V LLC, 144A	7.370%	4/30/48	N/R	1,342,432

700	VNDO Trust 2016-350P, 144A	3.903%	1/10/35	BB–	668,314

1,252	VR Funding LLC, 144A	2.790%	11/15/50	N/R	1,240,650

216	VR Funding LLC, 144A	6.420%	11/15/50	N/R	216,474

46	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust	2.178%	10/20/35	Aaa	44,788

63	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust	5.892%	8/25/38	Aaa	64,994

430	Wells Fargo Mortgage Backed Securities 2021-1 Trust, 144A	2.500%	12/25/50	AAA	426,630

483	Wells Fargo Mortgage Backed Securities 2021-2 Trust, 144A	2.500%	6/25/51	AAA	478,031

997	Wells Fargo Mortgage Backed Securities 2021-INV1 Trust, 144A	3.335%	8/25/51	A	1,017,487

866	Wendy’s Funding LLC, 144A	2.370%	6/15/51	BBB	845,659

350	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	Aaa	359,679

1,493	Wingstop Funding LLC, 144A	2.841%	12/05/50	N/R	1,490,193

658	ZAXBY’S FUNDING LLC, 144A	3.238%	7/30/51	N/R	668,281
$379,212	Total Asset-Backed and Mortgage-Backed Securities (cost $266,232,688)				266,273,180

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.8%

	Automobiles – 0.5%

$1,235	General Motors Financial Co Inc	5.700%	N/A (7)	BB+	$1,407,900

3,035	General Motors Financial Co Inc	5.750%	N/A (7)	BB+	3,247,450
4,270	Total Automobiles				4,655,350

	Banks – 3.8%

2,370	Bank of America Corp	6.300%	N/A (7)	BBB+	2,666,250

1,500	Bank of America Corp	6.100%	N/A (7)	BBB+	1,625,625

3,000	Citigroup Inc	5.000%	N/A (7)	BBB–	3,090,000

1,330	Citigroup Inc	5.950%	N/A (7)	BBB–	1,423,100

1,000	Citigroup Inc	6.300%	N/A (7)	BBB–	1,048,130

2,000	CoBank ACB	6.250%	N/A (7)	BBB+	2,261,640

2,610	Goldman Sachs Group Inc	3.800%	N/A (7)	BBB–	2,596,950

1,560	Huntington Bancshares Inc/OH	5.625%	N/A (7)	Baa3	1,780,350

1,275	JPMorgan Chase & Co	5.000%	N/A (7)	BBB+	1,310,063

3,600	JPMorgan Chase & Co	3.650%	N/A (7)	BBB+	3,591,000

1,000	M&T Bank Corp	5.125%	N/A (7)	Baa2	1,070,647

3,000	Truist Financial Corp	4.800%	N/A (7)	Baa2	3,127,500

3,165	Truist Financial Corp	5.100%	N/A (7)	Baa2	3,536,887

1,230	Wells Fargo & Co	5.875%	N/A (7)	Baa2	1,343,775

1,800	Wells Fargo & Co	5.900%	N/A (7)	Baa2	1,899,252
30,440	Total Banks				32,371,169

	Capital Markets – 0.3%

2,050	Charles Schwab Corp	5.375%	N/A (7)	BBB	2,234,500

	Consumer Finance – 1.0%

2,610	Ally Financial Inc	4.700%	N/A (7)	Ba2	2,707,875

1,805	American Express Co	3.550%	N/A (7)	Baa2	1,808,159

3,060	Capital One Financial Corp	3.950%	N/A (7)	Baa3	3,075,300

1,000	Discover Financial Services	6.125%	N/A (7)	Ba2	1,102,500
8,475	Total Consumer Finance				8,693,834

	Diversified Financial Services – 0.1%

1,000	Voya Financial Inc	6.125%	N/A (7)	BBB–	1,039,470

	Electric Utilities – 0.2%

1,500	Southern Co	4.000%	1/15/51	BBB–	1,533,750

	Food Products – 0.3%

2,780	Land O’ Lakes Inc, 144A	8.000%	N/A (7)	BB	3,009,211

	Independent Power & Renewable Electricity Producers – 0.2%

1,304	Vistra Corp, 144A	7.000%	N/A (7)	BB–	1,320,809

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Insurance – 0.3%

$2,835		AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	$2,962,386

		Multi-Utilities – 0.3%

2,035		Sempra Energy	4.875%	N/A (7)	BBB–	2,179,037

		Oil, Gas & Consumable Fuels – 0.6%

3,235		Enbridge Inc	5.750%	7/15/80	BBB–	3,590,850

1,400		Energy Transfer LP	6.500%	N/A (7)	BB	1,424,500
4,635		Total Oil, Gas & Consumable Fuels				5,015,350

		Trading Companies & Distributors – 0.1%

825		AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	891,000

		Wireless Telecommunication Services – 0.1%

800		Network i2i Ltd, 144A	5.650%	N/A (7)	BB	840,000
$62,949		Total $1,000 Par (or similar) Institutional Preferred (cost $65,072,010)				66,745,866

Principal Amount (000)(15)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 7.6%

		Bermuda – 0.3%

$650		Bermuda Government International Bond, 144A	3.717%	1/25/27	A+	$695,500

230		Bermuda Government International Bond, 144A	4.750%	2/15/29	A+	263,925

1,495		Bermuda Government International Bond, 144A	2.375%	8/20/30	A+	1,491,263
2,375		Total Bermuda				2,450,688

		Brazil – 0.1%

950		Brazilian Government International Bond	3.875%	6/12/30	Ba2	921,500

		Colombia – 0.3%

2,090		Colombia Government International Bond, (4)	3.000%	1/30/30	Baa2	1,910,260

850		Colombia Government International Bond	5.000%	6/15/45	Baa2	767,125
2,940		Total Colombia				2,677,385

		Costa Rica – 0.1%

905		Costa Rica Government International Bond, 144A	5.625%	4/30/43	B	773,784

		Cote d’Ivoire – 0.4%

1,445		Ivory Coast Government International Bond, 144A	5.750%	12/31/32	BB–	1,449,297

1,750		Ivory Coast Government International Bond, 144A	6.125%	6/15/33	BB–	1,842,770
3,195		Total Cote d’Ivoire				3,292,067

		Dominican Republic – 0.2%

12,000	DOP	Dominican Republic International Bond, 144A	9.750%	6/05/26	BB–	232,099

1,000		Dominican Republic International Bond, 144A	4.500%	1/30/30	BB–	1,016,250

835		Dominican Republic International Bond, 144A	5.300%	1/21/41	BB–	824,563
		Total Dominican Republic				2,072,912

Principal Amount (000)(15)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Ecuador – 0.0%

$380	Ecuador Government International Bond, 144A	5.000%	7/31/30	B–	$314,925

	Egypt – 0.3%

2,425	Egypt Government International Bond, 144A	5.577%	2/21/23	B+	2,509,584

125	Egypt Government International Bond, 144A	7.053%	1/15/32	B+	115,200
2,550	Total Egypt				2,624,784

	El Salvador – 0.1%

1,925	El Salvador Government International Bond, 144A	6.375%	1/18/27	B–	1,164,644

	Ghana – 0.2%

2,200	Ghana Government International Bond, 144A	8.125%	3/26/32	B	1,795,794

	Guatemala – 0.0%

375	Guatemala Government Bond, 144A	6.125%	6/01/50	Ba1	429,379

	Indonesia – 0.6%

250	Indonesia Government International Bond, 144A	4.625%	4/15/43	BBB	293,498

2,635	Perusahaan Penerbit SBSN Indonesia III, 144A	2.550%	6/09/31	BBB	2,667,384

950	Perusahaan Penerbit SBSN Indonesia III, 144A	3.800%	6/23/50	BBB	994,688

1,115	Perusahaan Penerbit SBSN Indonesia III, 144A	3.550%	6/09/51	BBB	1,137,345
4,950	Total Indonesia				5,092,915

	Iraq – 0.3%

2,450	Iraq International Bond, 144A	5.800%	1/15/28	N/R	2,339,942

	Israel – 0.1%

1,045	State of Israel, Reg S	3.800%	5/13/60	AA–	1,207,769

	Italy – 0.2%

1,600	Republic of Italy Government International Bond	5.375%	6/15/33	BBB–	1,968,950

	Jamaica – 0.2%

1,230	Jamaica Government International Bond	6.750%	4/28/28	B+	1,411,425

	Jordan – 0.3%

2,175	Jordan Government International Bond, 144A	5.850%	7/07/30	BB–	2,197,033

	Kazakhstan – 0.3%

850	Kazakhstan Government International Bond, 144A	4.875%	10/14/44	Baa2	1,043,647

1,000	Kazakhstan Government International Bond, 144A	6.500%	7/21/45	Baa2	1,433,120
1,850	Total Kazakhstan				2,476,767

	Kenya – 0.3%

1,000	Republic of Kenya Government International Bond, 144A	7.000%	5/22/27	B+	1,054,750

1,445	Republic of Kenya Government International Bond, 144A	6.300%	1/23/34	B+	1,416,013
2,445	Total Kenya				2,470,763

	Mexico – 0.6%

850	Mexico Government International Bond	3.750%	1/11/28	Baa1	912,552

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)(15)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Mexico (continued)

$1,950	Mexico Government International Bond	4.280%	8/14/41	Baa1	$2,020,687

1,640	Mexico Government International Bond	4.750%	3/08/44	Baa1	1,785,566
4,440	Total Mexico				4,718,805

	Mongolia – 0.1%

450	Mongolia Government International Bond, 144A	5.125%	4/07/26	B	460,125

795	Mongolia Government International Bond, 144A, (4)	4.450%	7/07/31	B	752,262
1,245	Total Mongolia				1,212,387

	Morocco – 0.2%

920	Morocco Government International Bond, 144A	3.000%	12/15/32	BB+	876,797

850	Morocco Government International Bond, 144A	5.500%	12/11/42	BB+	937,295
1,770	Total Morocco				1,814,092

	Nigeria – 0.2%

500	Nigeria Government International Bond, 144A	6.500%	11/28/27	B2	498,245

815	Nigeria Government International Bond, 144A	7.875%	2/16/32	B2	801,536
1,315	Total Nigeria				1,299,781

	Oman – 0.2%

250	Oman Government International Bond, 144A	6.750%	10/28/27	Ba3	280,000

850	Oman Government International Bond, 144A	6.000%	8/01/29	Ba3	914,787

275	Oman Sovereign Sukuk Co, 144A, (4)	4.875%	6/15/30	Ba3	292,188
1,375	Total Oman				1,486,975

	Pakistan – 0.1%

665	Pakistan Government International Bond, 144A	8.250%	9/30/25	B3	718,200

	Panama – 0.2%

1,360	Panama Bonos del Tesoro	3.362%	6/30/31	BBB	1,366,800

	Paraguay – 0.1%

500	Paraguay Government International Bond, 144A	2.739%	1/29/33	Ba1	481,250

385	Paraguay Government International Bond, 144A	5.400%	3/30/50	Ba1	439,381
885	Total Paraguay				920,631

	Peru – 0.2%

1,500	Peruvian Government International Bond	2.783%	1/23/31	BBB+	1,492,515

	Qatar – 0.2%

900	Qatar Government International Bond, 144A	3.750%	4/16/30	AA–	1,009,170

850	Qatar Government International Bond, 144A	4.817%	3/14/49	AA–	1,114,044
1,750	Total Qatar				2,123,214

	Rwanda – 0.2%

1,375	Rwanda International Government Bond, 144A	5.500%	8/09/31	B+	1,385,175

Principal Amount (000)(15)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Saudi Arabia – 0.2%

$1,890	Saudi Government International Bond, 144A			3.750%	1/21/55	A1	$2,026,193

	South Africa – 0.3%

2,450	Republic of South Africa Government International Bond			5.375%	7/24/44	Ba2	2,338,721

	Turkey – 0.2%

1,550	Turkiye Ihracat Kredi Bankasi AS, 144A			5.750%	7/06/26	B+	1,419,242

	Ukraine – 0.1%

450	Ukraine Government International Bond, 144A			7.750%	9/01/27	B	425,698

390	Ukraine Government International Bond, 144A			9.750%	11/01/28	B	393,580
840	Total Ukraine						819,278

	Uzbekistan – 0.2%

1,345	Republic of Uzbekistan International Bond, 144A			5.375%	2/20/29	BB–	1,430,149

450	Republic of Uzbekistan International Bond, 144A			3.700%	11/25/30	BB–	431,550
1,795	Total Uzbekistan						1,861,699
	Total Sovereign Debt (cost $66,296,507)						64,687,134

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 6.3% (8)

	Aerospace & Defense – 0.2%

$1,433	TransDigm, Inc., Term Loan E	2.354%	1-Month LIBOR	2.250%	5/30/25	Ba3	$1,415,564

	Airlines – 0.2%

350	Mileage Plus Holdings LLC, Term Loan B	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	370,039

175	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	185,500

1,489	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	1,497,459
2,014	Total Airlines						2,052,998

	Auto Components – 0.2%

848	Clarios Global LP, Term Loan B	3.354%	1-Month LIBOR	3.250%	4/30/26	B1	844,573

445	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	445,870
1,293	Total Auto Components						1,290,443

	Beverages – 0.1%

223	Arterra Wines Canada, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	223,307

399	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B+	380,213
622	Total Beverages						603,520

	Building Products – 0.3%

1,000	Chamberlain Group Inc, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,000,315

427	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	426,468

975	Quikrete Holdings, Inc., Term Loan, First Lien	2.604%	1-Month LIBOR	2.500%	1/31/27	BB–	965,749
2,402	Total Building Products						2,392,532

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (2)	Value

	Chemicals – 0.1%

$1,107	Messer Industries GmbH, Term Loan	2.720%	3-Month LIBOR	2.500%	3/01/26	BB–	$1,100,243

70	W.R. Grace & Co.-Conn., Term Loan B	4.250%	3-Month LIBOR	3.750%	9/22/28	BB+	70,210
1,177	Total Chemicals						1,170,453

	Commercial Services & Supplies – 0.7%

985	Amentum Government Services Holdings LLC, Term Loan B	3.602%	1-Month LIBOR	3.500%	1/31/27	B1	972,382

1,000	Delta 2 (LUX) S.a.r.l., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,000,415

668	Filtration Group Corporation, Term Loan, First Lien	3.104%	1-Month LIBOR	3.000%	3/28/25	B	663,118

248	GFL Environmental Inc., Term Loan	3.500%	1-Month LIBOR	3.000%	5/30/25	BB–	248,428

1,473	Gopher Resource, LLC, Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	1/28/25	B	1,384,307

160	Prime Security Services Borrower, LLC, Term Loan	3.500%	1-Month LIBOR	2.750%	9/23/26	BB–	160,808

283	Prime Security Services Borrower, LLC, Term Loan	3.500%	12-Month LIBOR	2.750%	9/23/26	BB–	282,710

243	Prometric Holdings, Inc., Term Loan, First Lien	4.000%	1-Month LIBOR	3.000%	1/29/25	B2	240,530

764	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B–	767,622
5,824	Total Commercial Services & Supplies						5,720,320

	Construction & Engineering – 0.1%

497	AECOM, Term Loan B	1.852%	1-Month LIBOR	1.750%	4/13/28	BBB–	498,744

499	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	501,658
996	Total Construction & Engineering						1,000,402

	Containers & Packaging – 0.1%

496	Plaze, Inc., Term Loan B	3.604%	1-Month LIBOR	3.500%	8/03/26	B	486,279

301	Reynolds Consumer Products LLC, Term Loan	1.854%	1-Month LIBOR	1.750%	2/04/27	BBB–	300,239

248	Reynolds Group Holdings Inc. , Term Loan B2	3.354%	1-Month LIBOR	3.250%	2/05/26	B+	246,475

196	Tank Holding Corp., Term Loan	3.354%	1-Month LIBOR	3.250%	3/26/26	B2	194,714
1,241	Total Containers & Packaging						1,227,707

	Distributors – 0.1%

454	Univar Solutions USA Inc., Term Loan B6	2.104%	1-Month LIBOR	2.000%	6/03/28	BBB–	453,171

	Diversified Telecommunication Services – 0.0%

312	Zayo Group Holdings, Inc., Term Loan	3.104%	1-Month LIBOR	3.000%	3/09/27	B1	308,107

	Electrical Equipment – 0.0%

398	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	398,647

	Energy Equipment & Services – 0.1%

532	Apergy Corporation, Term Loan	6.000%	1-Month LIBOR	5.000%	6/03/27	BBB–	539,396

	Food & Staples Retailing – 0.1%

198	Chobani, LLC, Term Loan B	4.500%	1-Month LIBOR	3.500%	10/23/27	B–	198,265

1,000	US Foods, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,000,750
1,198	Total Food & Staples Retailing						1,199,015

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (2)	Value

	Food Products – 0.2%

$1,265	Hostess Brands, LLC, Term Loan	3.000%	3-Month LIBOR	2.250%	8/03/25	BB–	$1,262,837

479	Hostess Brands, LLC, Term Loan	3.000%	1-Month LIBOR	2.250%	8/03/25	BB–	478,592
1,744	Total Food Products						1,741,429

	Health Care Equipment & Supplies – 0.1%

1,200	Medline Borrower, LP, Term Loan B	3.750%	1-Month LIBOR	3.250%	10/21/28	BB–	1,201,086

	Health Care Providers & Services – 0.3%

1,153	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.852%	1-Month LIBOR	3.750%	11/16/25	B1	1,153,637

1,483	Select Medical Corporation, Term Loan B	2.360%	1-Month LIBOR	2.250%	3/06/25	Ba2	1,475,971
2,636	Total Health Care Providers & Services						2,629,608

	Health Care Technology – 0.1%

1,109	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	1,109,430

	Hotels, Restaurants & Leisure – 0.1%

296	Caesars Resort Collection, LLC, Term Loan B1	3.604%	1-Month LIBOR	3.500%	7/20/25	B+	296,843

495	IRB Holding Corp, Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B+	495,695

489	Scientific Games International, Inc., Term Loan B5	2.854%	1-Month LIBOR	2.750%	8/14/24	B+	487,587
1,280	Total Hotels, Restaurants & Leisure						1,280,125

	Household Durables – 0.1%

13	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	13,208

435	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	BB	436,217
448	Total Household Durables						449,425

	Insurance – 0.3%

1,579	AssuredPartners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	2/13/27	B1	1,579,327

490	Hub International Limited, Term Loan B	4.000%	3-Month LIBOR	3.250%	4/25/25	B	490,636

490	USI, Inc., Repriced Term Loan	3.224%	3-Month LIBOR	3.000%	5/16/24	B	486,579
2,559	Total Insurance						2,556,542

	Interactive Media & Services – 0.1%

744	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	739,793

	Internet & Direct Marketing Retail – 0.1%

471	CNT Holdings I Corp, Term Loan	4.250%	3-Month LIBOR	3.750%	11/08/27	B	472,322

	Internet Software & Services – 0.1%

496	IGT Holding IV AB, Term Loan B2	4.000%	3-Month LIBOR	3.500%	3/29/28	B	495,942

	Life Sciences Tools & Services – 0.2%

323	Avantor Funding, Inc., Term Loan B5	2.750%	1-Month LIBOR	2.250%	11/06/27	BB+	322,802

1,000	Parexel International Corporation, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,001,380
1,323	Total Life Sciences Tools & Services						1,324,182

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (2)	Value

	Machinery – 0.0%

$438	Vertical US Newco Inc, Term Loan B	4.000%	6-Month LIBOR	3.500%	7/31/27	B+	$438,311

	Media – 0.2%

296	Banijay Entertainment S.A.S, Term Loan	3.844%	1-Month LIBOR	3.750%	3/01/25	B1	295,510

173	Cablevision Lightpath LLC, Term Loan B	3.750%	3-Month LIBOR	3.250%	12/01/27	B+	173,228

1,027	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB–	1,028,643
1,496	Total Media						1,497,381

	Metals & Mining – 0.1%

485	Zekelman Industries, Inc., Term Loan	2.103%	1-Month LIBOR	2.000%	1/24/27	BB+	480,693

	Oil, Gas & Consumable Fuels – 0.1%

246	Delek US Holdings, Inc., Term Loan B	6.500%	1-Month LIBOR	5.500%	3/30/25	BB+	246,485

435	DT Midstream, Inc, Term Loan B	2.500%	6-Month LIBOR	2.000%	6/10/28	Baa2	436,682

47	DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	47,439
728	Total Oil, Gas & Consumable Fuels						730,606

	Paper & Forest Products – 0.1%

864	Asplundh Tree Expert, LLC, Term Loan B	1.854%	1-Month LIBOR	1.750%	9/04/27	BBB–	861,665

	Pharmaceuticals – 0.7%

651	Bausch Health Companies Inc., Term Loan B	3.104%	1-Month LIBOR	3.000%	6/02/25	BB	649,278

1,421	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	3-Month LIBOR	5.000%	3/25/28	B–	1,385,878

2,239	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	2,249,809

1,482	Organon & Co, Term Loan, (DD1)	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	1,485,633
5,793	Total Pharmaceuticals						5,770,598

	Professional Services – 0.3%

1,670	Dun & Bradstreet Corporation (The), Term Loan	3.352%	1-Month LIBOR	3.250%	2/08/26	BB+	1,665,608

625	Trans Union, LLC, Term Loan B5, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	624,219
2,295	Total Professional Services						2,289,827

	Semiconductors & Semiconductor Equipment – 0.2%

1,000	MKS Instruments, Inc., Term Loan B6, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	999,125

832	Ultra Clean Holdings, Inc, Term Loan B	3.854%	1-Month LIBOR	3.750%	8/27/25	B1	834,247
1,832	Total Semiconductors & Semiconductor Equipment						1,833,372

	Software – 0.0%

318	Camelot U.S. Acquisition 1 Co., Term Loan B	3.104%	1-Month LIBOR	3.000%	10/31/26	B1	316,708

124	Ultimate Software Group Inc (The), Incremental Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B–	123,314
442	Total Software						440,022

	Specialty Retail – 0.3%

998	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB–	1,000,308

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (2)	Value

	Specialty Retail (continued)

$1,950	Staples, Inc., Term Loan	5.132%	3-Month LIBOR	5.000%	4/12/26	B	$1,888,848
2,948	Total Specialty Retail						2,889,156

	Textiles, Apparel & Luxury Goods – 0.2%

1,358	Samsonite International S.A., Term Loan B2	1.854%	1-Month LIBOR	1.750%	4/25/25	BB+	1,324,462

	Wireless Telecommunication Services – 0.1%

995	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	996,154
$53,580	Total Variable Rate Senior Loan Interests (cost $53,255,015)						53,324,406

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 6.2% (10)

	Banks – 5.5%

$1,650	Banco Bilbao Vizcaya Argentaria SA, (4)			6.500%	N/A (7)	Ba2	$1,751,062

1,480	Banco Mercantil del Norte SA/Grand Cayman, 144A			6.750%	N/A (7)	Ba2	1,532,555

4,460	Banco Santander SA			4.750%	N/A (7)	Ba1	4,456,833

1,375	Bancolombia SA			4.625%	12/18/29	Ba3	1,375,000

1,250	Bangkok Bank PCL/Hong Kong, 144A			5.000%	N/A (7)	Ba1	1,295,312

2,000	Bank Hapoalim BM, 144A, Reg S			3.255%	1/21/32	BBB	1,984,000

3,990	Barclays PLC			6.125%	N/A (7)	BBB–	4,317,579

3,630	BNP Paribas SA, 144A			6.625%	N/A (7)	BBB	3,906,969

2,215	Credit Agricole SA, 144A			8.125%	N/A (7)	BBB	2,623,114

3,395	HSBC Holdings PLC			6.000%	N/A (7)	BBB	3,653,869

1,700	Itau Unibanco Holding SA/Cayman Island, 144A			3.875%	4/15/31	B1	1,632,017

1,500	Lloyds Banking Group PLC			7.500%	N/A (7)	Baa3	1,658,415

2,265	Lloyds Banking Group PLC			7.500%	N/A (7)	Baa3	2,559,935

2,000	Macquarie Bank Ltd/London, 144A			6.125%	N/A (7)	BB+	2,134,160

1,700	Mizrahi Tefahot Bank Ltd, 144A, Reg S			3.077%	4/07/31	BBB	1,687,250

2,000	NatWest Group PLC			8.000%	N/A (7)	BBB–	2,322,500

1,130	NatWest Group PLC, (4)			6.000%	N/A (7)	BBB–	1,236,582

1,925	NatWest Group PLC			4.600%	N/A (7)	BBB–	1,886,500

2,540	Nordea Bank Abp, 144A			6.625%	N/A (7)	BBB+	2,886,075

1,760	Societe Generale SA, 144A			4.750%	N/A (7)	BB+	1,787,121
43,965	Total Banks						46,686,848

	Capital Markets – 0.7%

2,000	Credit Suisse Group AG, 144A			6.375%	N/A (7)	BB+	2,155,600

2,105	Deutsche Bank AG			6.000%	N/A (7)	BB–	2,186,569

640	UBS Group AG, 144A			7.000%	N/A (7)	BBB	690,080

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    December 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets (continued)

$1,000	UBS Group AG, 144A	3.875%	N/A (7)	BBB	$985,450
5,745	Total Capital Markets				6,017,699
$49,710	Total Contingent Capital Securities (cost $52,113,666)				52,704,547

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.6%

	Diversified Financial Services – 0.2%

14,600	AgriBank FCB, (11)	6.875%		BBB+	$1,547,600

	Insurance – 0.4%

49,000	Assurant Inc	5.250%		BB+	1,321,530

70,000	Enstar Group Ltd, (4)	7.000%		BB+	2,069,200
	Total Insurance				3,390,730
	Total $25 Par (or similar) Retail Preferred (cost $4,435,000)				4,938,330
	Total Long-Term Investments (cost $829,913,481)				832,829,489

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.5%

	MONEY MARKET FUNDS – 1.5%

12,831,184	State Street Navigator Securities Lending Government Money Market Portfolio, (12)	0.030% (13)			$12,831,184
	Total Investments Purchased with Collateral from Securities Lending (cost $12,831,184)				12,831,184

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.8%

	REPURCHASE AGREEMENTS – 1.8%

$14,669	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/21, repurchase price $14,669,469, collateralized by $12,957,400, U.S. Treasury Inflation Index Notes, 0.125%, due 4/15/22, value $14,962,944	0.000%	1/03/22		$14,669,469
	Total Short-Term Investments (cost $14,669,469)				14,669,469
	Total Investments (cost $857,414,134) – 101.4%				860,330,142
	Other Assets Less Liabilities – (1.4)% (14)				(11,570,977)
	Net Assets – 100%				$848,759,165

Investments in Derivatives

Futures Contracts – Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	100	3/22	$19,576,763	$19,712,500	$135,737	$156,250

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	(200)	3/22	$(24,091,599)	$(24,195,312)	$(103,713)	$(14,063)
U.S. Treasury Ultra 10-Year Note	(200)	3/22	(28,812,100)	(29,287,500)	(475,400)	(53,125)
U.S. Treasury 10-Year Note	(450)	3/22	(58,745,194)	(58,710,938)	34,256	(28,125)
Total			$(111,648,893)	$(112,193,750)	$(544,857)	$(95,313)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $12,465,986.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	Perpetual security. Maturity date is not applicable.

(8)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(11)	For fair value measurement disclosure purposes, investment classified as Level 2.

(12)

The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(13)	The rate shown is the one-day yield as of the end of the reporting period.

(14)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(15)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

DOP	Dominican Peso

I/O	Interest only security

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

SOFR30A	30 Day Average Secured Overnight Financing Rate

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Statement of Assets and Liabilities

December 31, 2021

(Unaudited)

	Credit Income	Strategic Income

Assets

Long-term investments, at value (cost $110,306,709 and $829,913,481, respectively)(1)	$108,341,387	$832,829,489

Investment purchased with collateral from securities lending, at value (cost approximates value)	3,288,358	12,831,184

Short-term investments, at value (cost approximates value)	18,194,063	14,669,469

Cash	395,725	134,087

Cash collateral at brokers for investments in futures contracts(2)	—	927,502

Cash collateral at brokers for investments in swaps(2)	380,581	—

Credit default swaps premiums paid	456,079	—

Receivable for:

Dividends	3,841	41,173

Interest	1,175,605	6,677,410

Investments sold	1,563,421	833,193

Reclaims	—	867

Shares sold	1,109,308	739,169

Variation margin on futures contracts	—	156,250

Other assets	77,265	147,373

Total assets	134,985,633	869,987,166

Liabilities

Payable for:

Collateral from securities lending program	3,288,358	12,831,184

Dividends	25,115	459,515

Investments purchased – when issued/delayed-delivery settlement	1,222,125	6,631,037

Shares redeemed	414,381	471,226

Variation margin on futures contracts	—	95,313

Accrued expenses:

Management fees	38,560	312,169

Directors fees	49,385	77,199

12b-1 distribution and service fees	25,308	51,742

Other	119,683	298,616

Total liabilities	5,182,915	21,228,001

Net assets	$129,802,718	$848,759,165

(1)	Includes securities loaned of $3,159,747 and $12,465,986 for Credit Income and Strategic Income, respectively.

(2)	Cash pledged to collateralize the net payment obligations for investments in derivatives.

See accompanying notes to financial statements.

	Credit Income	Strategic Income

Class A Shares

Net assets	$64,858,832	$129,911,298

Shares outstanding	8,864,860	11,714,881

Net asset value (“NAV”) per share	$7.32	$11.09

Offering price per share (NAV per share plus maximum sales charge of 4.75% and 4.25%, respectively, of offering price)	$7.69	$11.58

Class C Shares

Net assets	$13,519,374	$27,719,414

Shares outstanding	1,850,501	2,512,718

NAV and offering price per share	$7.31	$11.03

Class R6 Shares

Net assets	$—	$279,066,949

Shares outstanding	—	25,069,010

NAV and offering price per share	$—	$11.13

Class I Shares

Net assets	$51,424,512	$412,061,504

Shares outstanding	7,006,553	37,149,023

NAV and offering price per share	$7.34	$11.09

Fund level net assets consist of:

Capital paid-in	$258,399,788	$877,058,472

Total distributable earnings (loss)	(128,597,070)	(28,299,307)

Fund level net assets	$129,802,718	$848,759,165

Authorized shares – per class	2 billion	2 billion

Par value per share	$0.0001	$0.0001

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended December 31, 2021

(Unaudited)

	Credit Income	Strategic Income

Investment Income

Dividend	$43,219	$143,337

Interest	4,223,239	15,642,777

Securities lending income, net	9,591	27,626

Total investment income	4,276,049	15,813,740

Expenses

Management fees	482,867	2,172,818

12b-1 service fees – Class A Shares	88,670	172,872

12b-1 distribution and service fees – Class C Shares	71,727	149,236

Shareholder servicing agent fees	70,360	271,943

Interest expense	4,913	1,746

Custodian fees	3,749	25,879

Directors fees	3,097	13,619

Professional fees	40,528	59,288

Shareholder reporting expenses	6,662	60,483

Federal and state registration fees	36,151	51,947

Other	1,334	3,664

Total expenses before fee waiver/expense reimbursement	810,058	2,983,495

Fee waiver/expense reimbursement	(43,124)	(366,587)

Net expenses	766,934	2,616,908

Net investment income (loss)	3,509,115	13,196,832

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments and foreign currency	2,234,389	5,643,942

Futures contracts	—	1,113,493

Swaps	(12,023)	—

Change in net unrealized appreciation (depreciation) of:

Investments and foreign currency	(5,105,811)	(18,727,570)

Futures contracts	—	(460,297)

Swaps	12,081	—

Net realized and unrealized gain (loss)	(2,871,364)	(12,430,432)

Net increase (decrease) in net assets from operations	$637,751	$766,400

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	Credit Income		Strategic Income
	Unaudited Six Months Ended 12/31/21	Year Ended 6/30/21	Unaudited Six Months Ended 12/31/21	Year Ended 6/30/21

Operations

Net investment income (loss)	$3,509,115	$9,212,870	$13,196,832	$20,936,901

Net realized gain (loss) from:

Investments and foreign currency	2,234,389	9,601,884	5,643,942	9,928,743

Futures contracts	—	—	1,113,493	(1,154,722)

Swaps	(12,023)	—	—	(20,553)

Change in net unrealized appreciation (depreciation) of:

Investments and foreign currency	(5,105,811)	9,220,305	(18,727,570)	21,564,129

Futures contracts	—	—	(460,297)	160,985

Swaps	12,081	—	—	—

Net increase (decrease) in net assets from operations	637,751	28,035,059	766,400	51,415,483

Distributions to Shareholders

Dividends:

Class A Shares	(1,544,188)	(3,571,099)	(1,910,687)	(3,716,215)

Class C Shares	(260,741)	(728,420)	(302,304)	(790,131)

Class R3 Shares(1)	—	(9,581)	—	(69,107)

Class R6 Shares	—	—	(3,791,019)	(2,233,938)

Class I Shares	(1,735,607)	(4,404,641)	(6,399,225)	(13,610,712)

Decrease in net assets from distributions to shareholders	(3,540,536)	(8,713,741)	(12,403,235)	(20,420,103)

Fund Share Transactions

Proceeds from sale of shares	52,257,187	160,030,174	276,569,386	262,293,562

Proceeds from shares issued to shareholders due to reinvestment of distributions	3,363,093	8,252,382	9,764,647	14,543,140

	55,620,280	168,282,556	286,334,033	276,836,702

Cost of shares redeemed	(110,019,696)	(186,625,700)	(89,140,686)	(241,434,814)

Net increase (decrease) in net assets from Fund share transactions	(54,399,416)	(18,343,144)	197,193,347	35,401,888

Net increase (decrease) in net assets	(57,302,201)	978,174	185,556,512	66,397,268

Net assets at the beginning of period	187,104,919	186,126,745	663,202,653	596,805,385

Net assets at the end of period	$129,802,718	$187,104,919	$848,759,165	$663,202,653

1	Class R3 Shares converted to Class A Shares at the close of business on June 4, 2021, and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Financial Highlights

Credit Income

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Year Ended June 30,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV

Class A (8/01)

2022(e)	$7.42	$0.16	$(0.10)	$0.06	$(0.16)	$—	$—	$(0.16)	$7.32

2021	6.69	0.34	0.71	1.05	(0.32)	—	—	(0.32)	7.42

2020	7.44	0.38	(0.75)	(0.37)	(0.35)	—	(0.03)	(0.38)	6.69

2019	7.51	0.46	(0.04)	0.42	(0.49)	—	—	(0.49)	7.44

2018	7.80	0.52	(0.28)	0.24	(0.53)	—	—	(0.53)	7.51

2017	7.22	0.54	0.57	1.11	(0.53)	—	—	(0.53)	7.80

Class C (8/01)

2022(e)	7.41	0.13	(0.09)	0.04	(0.14)	—	—	(0.14)	7.31

2021	6.69	0.29	0.70	0.99	(0.27)	—	—	(0.27)	7.41

2020	7.43	0.33	(0.74)	(0.41)	(0.30)	—	(0.03)	(0.33)	6.69

2019	7.50	0.40	(0.04)	0.36	(0.43)	—	—	(0.43)	7.43

2018	7.79	0.46	(0.28)	0.18	(0.47)	—	—	(0.47)	7.50

2017	7.21	0.49	0.57	1.06	(0.48)	—	—	(0.48)	7.79

Class I (8/01)

2022(e)	7.45	0.17	(0.11)	0.06	(0.17)	—	—	(0.17)	7.34

2021	6.71	0.36	0.72	1.08	(0.34)	—	—	(0.34)	7.45

2020	7.47	0.40	(0.76)	(0.36)	(0.37)	—	(0.03)	(0.40)	6.71

2019	7.54	0.48	(0.04)	0.44	(0.51)	—	—	(0.51)	7.47

2018	7.82	0.54	(0.27)	0.27	(0.55)	—	—	(0.55)	7.54

2017	7.24	0.56	0.57	1.13	(0.55)	—	—	(0.55)	7.82

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

0.84%	$64,859	1.05	%*	4.24	%*	1.00	%*	4.29	%*	53%

16.01	77,953	1.12		4.63		1.00		4.75		196

(5.15)	82,545	1.12		5.19		1.00		5.31		80

5.86	151,673	1.01		6.17		1.00		6.19		113

3.16	126,376	1.04		6.66		1.00		6.70		126

15.75	136,977	1.01		7.03		1.01		7.03		155

0.48	13,519	1.80	*	3.49	*	1.75	*	3.54	*	53

15.03	15,101	1.87		3.89		1.75		4.02		196

(5.75)	22,612	1.87		4.46		1.75		4.58		80

5.04	35,655	1.77		5.44		1.75		5.46		113

2.37	41,121	1.80		5.96		1.75		6.00		126

14.93	47,698	1.76		6.32		1.76		6.32		155

0.83	51,425	0.80	*	4.48	*	0.75	*	4.53	*	53

16.40	94,051	0.87		4.86		0.75		4.99		196

(5.03)	80,728	0.86		5.36		0.75		5.47		80

6.10	101,560	0.76		6.44		0.75		6.45		113

3.52	139,777	0.79		6.91		0.75		6.95		126

15.97	200,310	0.75		7.31		0.76		7.31		155
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.

(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended December 31, 2021.
*	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Strategic Income

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended June 30,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV

Class A (2/00)

2022(e)	$11.23	$0.17	$(0.15)	$0.02	$(0.16)	$—	$—	$(0.16)	$11.09

2021	10.69	0.34	0.53	0.87	(0.33)	—	—	(0.33)	11.23

2020	10.60	0.36	0.12	0.48	(0.39)	—	—	(0.39)	10.69

2019	10.17	0.40	0.38	0.78	(0.35)	—	—	(0.35)	10.60

2018	10.65	0.36	(0.43)	(0.07)	(0.21)	—	(0.20)	(0.41)	10.17

2017	10.52	0.44	0.22	0.66	(0.29)	—	(0.24)	(0.53)	10.65

Class C (2/00)

2022(e)	11.17	0.12	(0.15)	(0.03)	(0.11)	—	—	(0.11)	11.03

2021	10.64	0.26	0.52	0.78	(0.25)	—	—	(0.25)	11.17

2020	10.55	0.28	0.12	0.40	(0.31)	—	—	(0.31)	10.64

2019	10.12	0.32	0.39	0.71	(0.28)	—	—	(0.28)	10.55

2018	10.59	0.28	(0.42)	(0.14)	(0.13)	—	(0.20)	(0.33)	10.12

2017	10.46	0.35	0.23	0.58	(0.21)	—	(0.24)	(0.45)	10.59

Class R6 (1/15)

2022(e)	11.27	0.19	(0.15)	0.04	(0.18)	—	—	(0.18)	11.13

2021	10.73	0.38	0.53	0.91	(0.37)	—	—	(0.37)	11.27

2020	10.64	0.40	0.12	0.52	(0.43)	—	—	(0.43)	10.73

2019	10.20	0.44	0.38	0.82	(0.38)	—	—	(0.38)	10.64

2018	10.67	0.39	(0.42)	(0.03)	(0.24)	—	(0.20)	(0.44)	10.20

2017	10.52	0.48	0.23	0.71	(0.32)	—	(0.24)	(0.56)	10.67

Class I (2/00)

2022(e)	11.23	0.18	(0.15)	0.03	(0.17)	—	—	(0.17)	11.09

2021	10.69	0.37	0.53	0.90	(0.36)	—	—	(0.36)	11.23

2020	10.60	0.39	0.12	0.51	(0.42)	—	—	(0.42)	10.69

2019	10.17	0.42	0.39	0.81	(0.38)	—	—	(0.38)	10.60

2018	10.65	0.38	(0.42)	(0.04)	(0.24)	—	(0.20)	(0.44)	10.17

2017	10.51	0.46	0.24	0.70	(0.32)	—	(0.24)	(0.56)	10.65

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waive/Reimbursement				Ratios to Average Net Assets After Waive/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

0.14%	$129,911	0.92	%*	2.88	%*	0.83	%*	2.97	%*	46%

8.25	139,845	0.95		2.96		0.84		3.07		128

4.63	101,886	0.97		3.28		0.84		3.42		62

7.89	87,084	0.96		3.79		0.84		3.90		54

(0.70)	106,805	0.93		3.31		0.83		3.41		124

6.43	137,072	0.93		4.02		0.83		4.12		135

(0.24)	27,719	1.67	*	2.13	*	1.58	*	2.22	*	46

7.39	30,993	1.70		2.21		1.59		2.33		128

3.84	37,285	1.72		2.58		1.59		2.71		62

7.11	42,024	1.71		3.03		1.59		3.15		54

(1.40)	59,612	1.68		2.56		1.58		2.66		124

5.63	76,513	1.68		3.25		1.58		3.35		135

0.33	279,067	0.58	*	3.25	*	0.49	*	3.34	*	46

8.59	67,689	0.62		3.28		0.51		3.40		128

4.96	59,099	0.63		3.64		0.50		3.77		62

8.24	50,127	0.62		4.14		0.50		4.26		54

(0.38)	46,588	0.60		3.65		0.50		3.75		124

6.86	8,995	0.60		4.35		0.51		4.45		135

0.28	412,062	0.67	*	3.13	*	0.58	*	3.22	*	46

8.51	424,677	0.70		3.21		0.59		3.32		128

4.86	395,502	0.72		3.57		0.59		3.71		62

8.15	400,059	0.71		4.04		0.59		4.15		54

(0.47)	493,098	0.68		3.56		0.58		3.67		124

6.77	540,368	0.68		4.22		0.58		4.32		135
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.

(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended December 31, 2021.
*	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited)

1. General Information

Trust and Fund Information

Nuveen Investment Funds, Inc. (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Credit Income Fund (“Credit Income”) and Nuveen Strategic Income Fund (“Strategic Income”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.

The end of the reporting period for the Funds is December 31, 2021, and the period covered by these Notes to Financial Statements is the six months ended December 31, 2021 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 and I Shares are sold without an up-front sales charge.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary the significant accounting policies consistently followed by the Funds.

Compensation

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the “Board”) has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign Currency Transactions and Translation

The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at each prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Indemnifications

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and the amortization of premium for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply

Notes to Financial Statements (Unaudited) (continued)

the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Credit Income	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Corporate Bonds	$—	$58,264,538		$5	**	$58,264,543
Asset-Backed and Mortgage-Backed Securities	—	27,358,216		—		27,358,216
Variable Rate Senior Loan Interests	—	13,743,518		—		13,743,518
Sovereign Debt	—	3,652,558		—		3,652,558
Contingent Capital Securities	—	3,205,418		—		3,205,418
$1,000 Par (or similar) Institutional Preferred	—	1,621,112		—	***	1,621,112
$25 Par (or similar) Retail Preferred	495,933	—		—		495,933
Common Stocks	—	—		89	**	89
Investments Purchased with Collateral from Securities Lending	3,288,358	—		—		3,288,358
Short-Term Investments:
Repurchase Agreements	—	18,194,063		—		18,194,063
Investments in Derivatives:
Credit Default Swaps****	—	12,081		—		12,081
Total	$3,784,291	$126,051,504		$94		$129,835,889

Strategic Income
Long-Term Investments*:
Corporate Bonds	$—	$324,156,026		$—		$324,156,026
Asset-Backed and Mortgage-Backed Securities	—	263,949,073		2,324,107	**	266,273,180
$1,000 Par (or similar) Institutional Preferred	—	66,745,866		—		66,745,866
Sovereign Debt	—	64,687,134		—		64,687,134
Variable Rate Senior Loan Interests	—	53,324,406		—		53,324,406
Contingent Capital Securities	—	52,704,547		—		52,704,547
$25 Par (or similar) Retail Preferred	3,390,730	1,547,600	**	—		4,938,330
Investments Purchased with Collateral from Securities Lending	12,831,184	—		—		12,831,184
Short-Term Investments:
Repurchase Agreements	—	14,669,469		—		14,669,469
Investments in Derivatives:
Futures Contracts****	(409,120)	—		—		(409,120)
Total	$15,812,794	$841,784,121		$2,324,107		$859,921,022
*	Refer to the Fund’s Portfolio of Investments for industry and country classifications, where applicable.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2 and/or Level 3, where applicable.
***	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.
****	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Unfunded Commitments

Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds had no such outstanding participation commitments.

Participation Commitments

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Notes to Financial Statements (Unaudited) (continued)

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty
Credit Income	Fixed Income Clearing Corporation	$18,194,063	$(18,558,005)
Strategic Income	Fixed Income Clearing Corporation	14,669,469	(14,962,944)

Securities Lending

Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The resulting loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market fund vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statements of Operations.

As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:

Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received
Credit Income	$25 Par (or similar) Retail Preferred	$186,056	$189,366
	Corporate Bonds	2,763,165	2,883,667
	Contingent Capital Securities	210,526	215,325
Total		$3,159,747	$3,288,358
Strategic Income	$25 Par (or similar) Retail Preferred	$11,824	$12,000
	Contingent Capital Securities	2,640,779	2,699,003
	Corporate Bonds	8,007,903	8,256,891
	Sovereign Debt	1,805,480	1,863,290
Total		$12,465,986	$12,831,184

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions

Long-term purchases and sales (including maturities but excluding investments purchased with collateral from securities lending and derivative transactions) during the current fiscal period were as follows:

	Credit Income	Strategic Income
Purchases	80,868,703	568,010,754
Sales and maturities	154,226,528	361,047,175

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/ delayed-delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Futures Contracts

Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the current fiscal period, Strategic Income used U.S. Treasury futures as part of their overall portfolio construction strategy to manage portfolio duration and yield curve exposure.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Strategic Income
Average notional amount of futures contracts outstanding*	$82,873,546
*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Strategic Income

Interest Rate	Futures contracts	Receivable for variation margin on futures contracts*	$135,737	Payable for variation margin on futures contracts*	$(544,857)
*

Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts
Strategic Income	Interest rate	Futures contracts	$1,113,493	$(460,297)

Notes to Financial Statements (Unaudited) (continued)

Credit Default Swap Contracts

A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered) and the notional amount delivered (received) is recorded as a realized gain or loss. Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable.

Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.

For over-the-counter (“OTC”) swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.

Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation, the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation, the clearing broker will debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

During the current fiscal period, Credit Income used credit default swaps to hedge a portion of the fund’s high yield credit risk exposure.

The average notional amount of credit default swap contacts outstanding during the current fiscal period was as follows:

Credit Income
Average notional amount of credit default swap contracts outstanding*	$1,666,667
*	The average notional amount is calculated based on the outstanding notional at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all swap contracts held by the following Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location of the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Credit Income

Credit	Swaps (OTC Cleared)	Cash collateral at brokers for investments in swaps**	$12,081	—	$—
**

Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets of Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Swaps	Change in Net Unrealized Appreciation Depreciation) of Swaps
Credit Income	Credit	Swaps	$(12,023)	$12,081

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 12/31/21		Year Ended 6/30/21
Credit Income	Shares	Amount	Shares	Amount
Shares sold:
Class A	886,575	$6,555,576	4,713,474	$33,650,595
Class A - automatic conversion of Class C Shares	81	603	2,903	21,166
Class A - automatic conversion of Class R3 Shares	—	—	33,499	247,561
Class C	67,866	500,690	161,941	1,164,088
Class R3[1]	—	—	3,490	25,745
Class I	6,112,058	45,200,318	17,507,057	124,921,019
Shares issued to shareholders due to reinvestment of distributions:
Class A	192,432	1,415,980	463,537	3,331,198
Class C	35,433	260,337	100,501	720,396
Class R3[1]	—	—	1,222	8,957
Class I	228,528	1,686,776	579,184	4,191,831
	7,522,973	55,620,280	23,566,808	168,282,556
Shares redeemed:
Class A	(2,716,024)	(20,053,083)	(7,044,878)	(50,346,706)
Class C	(289,777)	(2,132,476)	(1,604,428)	(11,502,815)
Class C - automatic conversion to Class A Shares	(82)	(603)	(2,907)	(21,166)
Class R3[1]	—	—	(7,230)	(52,700)
Class R3 - automatic conversion to Class A Shares	—	—	(32,790)	(247,561)
Class I	(11,960,371)	(87,833,534)	(17,488,589)	(124,454,752)
	(14,966,254)	(110,019,696)	(26,180,822)	(186,625,700)
Net increase (decrease)	(7,443,281)	$(54,399,416)	(2,614,014)	$(18,343,144)

Notes to Financial Statements (Unaudited) (continued)

	Six Months Ended 12/31/21		Year Ended 6/30/21
Strategic Income	Shares	Amount	Shares	Amount
Shares sold:
Class A	859,720	$9,615,795	4,300,992	$47,607,779
Class A - automatic conversion of Class C Shares	11	126	11,336	125,494
Class A - automatic conversion of Class R3 Shares	—	—	166,701	1,860,249
Class C	112,191	1,246,887	654,656	7,202,856
Class R3[1]	—	—	56,077	624,947
Class R6	19,603,587	221,744,667	3,340,178	37,090,284
Class I	3,929,165	43,961,911	15,118,572	167,781,953
Shares issued to shareholders due to reinvestment of distributions:
Class A	140,922	1,573,334	281,391	3,122,654
Class C	26,100	289,865	67,933	749,356
Class R3[1]	—	—	5,023	55,799
Class R6	330,813	3,702,171	189,462	2,111,437
Class I	376,007	4,199,277	766,117	8,503,894
	25,378,516	286,334,033	24,958,438	276,836,702
Shares redeemed:
Class A	(1,741,267)	(19,427,671)	(1,835,769)	(20,377,866)
Class C	(400,266)	(4,448,928)	(1,441,974)	(15,874,191)
Class C - automatic conversion to Class A Shares	(11)	(126)	(11,388)	(125,494)
Class R3[1]	—	—	(177,761)	(1,980,525)
Class R3 - automatic conversion to Class A Shares			(166,106)	(1,860,249)
Class R6	(868,940)	(9,719,579)	(3,031,536)	(33,769,016)
Class I	(4,969,287)	(55,544,382)	(15,061,631)	(167,447,473)
	(7,979,771)	(89,140,686)	(21,726,165)	(241,434,814)
Net increase (decrease)	17,398,745	$197,193,347	3,232,273	$35,401,888
[1]	Class R3 Shares converted to Class A Shares at the close of business on June 4, 2021, and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2021.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

	Credit Income	Strategic Income
Tax cost of investments	$132,269,932	$856,803,778
Gross unrealized:
Appreciation	$2,079,668	$12,024,394
Depreciation	(4,057,632)	(8,907,150)
Net unrealized appreciation (depreciation) of investments	$(1,977,964)	$3,117,244

Permanent differences, primarily due to bond premium amortization adjustments, paydowns, foreign currency transactions, complex securities character adjustments, and treatment of notional principal contracts, resulted in reclassifications among the Funds’ components of net assets as of June 30, 2021, the Funds’ last tax year end.

The tax components of undistributed net ordinary income and net long-term capital gains as of June 30, 2021, the Funds’ last tax year end, were as follows:

	Credit Income	Strategic Income
Undistributed net ordinary income[1]	$425,496	$838,967
Undistributed net long-term capital gains	—	—
[1]

Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared during the period June 1, 2021 through June 30, 2021 and paid on July 1, 2021. Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended June 30, 2021 was designated for purposes of the dividends paid deduction as follows:

	Credit Income	Strategic Income
Distributions from net ordinary income[2]	$8,713,741	$20,420,103
Distributions from net long-term capital gains	—	—
Return of Capital	—	—
[2]	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

As of June 30, 2021, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	Credit Income	Strategic Income
Not subject to expiration:
Short-term	$42,507,964	$17,914,258
Long-term	85,978,770	20,265,954
Total	$128,486,734	$38,180,212

During the Funds’ last tax year ended June 30, 2021, the Funds utilized capital loss carryforwards as follows:

	Credit Income	Strategic Income
Utilized capital loss carryforwards	$9,541,884	$8,823,089

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). The Funds may also accept portfolio securities rather than cash as payment for a purchase of Fund shares (in-kind purchase). During the current fiscal period, Strategic Income received $149,104,398 of securities from in-kind purchase transactions.

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Net Assets	Credit Income	Strategic Income
For the first $125 million	0.4000%	0.3600%
For the next $125 million	0.3875	0.3475
For the next $250 million	0.3750	0.3350
For the next $500 million	0.3625	0.3225
For the next $1 billion	0.3500	0.3100
For the next $3 billion	0.3250	0.2850
For the next $5 billion	0.3000	0.2600
For net assets over $10 billion	0.2875	0.2475

Notes to Financial Statements (Unaudited) (continued)

The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets.” The complex-level fee schedule for each Fund is as follows:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of December 31, 2021, the complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee
Credit Income	0.2000%
Strategic Income	0.1863

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of each Fund so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees occurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for the Class R6 Shares will be less than the expense limitation. The expense limitation in effect thereafter may be terminated or modified only with the approval of the Board.

Fund	Expense Cap	Expense Cap Expiration Date
Credit Income	0.75%	July 31, 2023
Strategic Income	0.59	July 31, 2023

Distribution and Service Fees

Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates

During the current fiscal period, the Distributor collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Credit Income	Strategic Income
Sales charges collected	$28,432	$33,899
Paid to financial intermediaries	24,953	30,793

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Credit Income	Strategic Income
Commission advances	$5,597	$20,146

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

	Credit Income	Strategic Income
12b-1 fees retained	$5,219	$16,036

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

	Credit Income	Strategic Income
CDSC retained	$99	$3,298

8. Borrowing Arrangements

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the Funds did not utilize this facility.

Additional Fund Information (Unaudited)

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Nuveen Asset Management, LLC 333 West Wacker Drive Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP One North Wacker Drive Chicago, IL 60606 Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services DST Asset Manager Solutions, Inc. (DST) P.O. Box 219140 Kansas City, MO 64121-9140 (800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

Asset-Backed Securities (ABS): Securities whose value and income payments are derived from and collateralized by a specific pool of underlying assets. The pool of assets typically is a group of small and/or illiquid assets that may be difficult to sell individually. The underlying pools of asset-backed securities often include payments from credit cards, auto loans or mortgage loans.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Basis Point: One one-hundredth of one percentage point, or 0.01%. For example, 25 basis points equals 0.25%.

Beta: A measure of the variability of the change in the share price for a fund in relation to a change in the value of the fund’s market benchmark. Securities with betas higher than 1.0 have been, and are expected to be, more volatile than the benchmark; securities with betas lower than 1.0 have been, and are expected to be, less volatile than the benchmark.

Bloomberg U.S. Aggregate Bond Index: An index that is designed to measure the performance of the USD-denominated, fixed-rate investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index: An issuer-constrained version of the U.S. Corporate High Yield Bond Index, which is designed to measure the performance of the USD-denominated, fixed-rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Commercial Mortgage-Backed Securities (CMBS): Commercial mortgage-backed securities are backed by cash flows of a mortgage or pool of mortgages on commercial real estate. CMBS generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. CMBS are typically characterized by the following: i) loans on multi-family housing, non-residential property, ii) payments based on the amortization schedule of 25-30 years with a balloon payment due usually after 10 years, and iii) restrictions on prepayments.

Contingent Capital Securities (CoCos): CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those

Glossary of Terms Used in this Report (Unaudited) (continued)

issuers’ CoCos will occur. Additionally, the trading behavior of a given issuer’s CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund. Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities. Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

Lipper Global High Yield Funds Classification Average: Represents the average annualized returns for all reporting funds in the Lipper Global High Yield Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Lipper Multi-Sector Income Funds Classification Average: Represents the average annualized returns for all reporting funds in the Lipper Multi-Sector Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Mortgage-Backed Securities (MBS): Mortgage-backed securities (MBS) are bonds backed by pools of mortgages, usually with similar characteristics, and which return principal and interest in each payment. MBS are composed of residential mortgages (RMBS) or commercial mortgages (CMBS). RMBS are further divided into agency RMBS and non-agency RMBS, depending on the issuer.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Tax Equalization: The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program

(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.

At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.

In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each of the Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.

A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, the Funds did not exceed the 15% limit on Illiquid investments.

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com	MSA-FINC-1221D 2007091-INV-B-02/23

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: March 9, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: March 9, 2022